     As filed with the Securities and Exchange Commission on April 11, 1999.
                                                              File No. 333-52645
                                                                       811-08772

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 2 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account Five

B.   Name of depositor: Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X       on May 1, 2000 pursuant to paragraph (b) of Rule 485
     -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
               on             , 2000 pursuant to paragraph (a)(1) of Rule 485
     -----
               this post-effective amendment designates a new effective date
     -----     for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

     ITEM NO. OF FORM N-8B-2                           CAPTION IN PROSPECTUS
     -----------------------                           ---------------------
               1.                             Cover Page
               2.                             Cover Page
               3.                             Not Applicable
               4.                             Statement of Additional Information -
                                              Distribution of the Policies
               5.                             About Us - Separate Account Five
               6.                             About Us - Separate Account Five
               7.                             Not required by Form S-6
               8.                             Not required by Form S-6
               9.                             Legal Proceedings
               10.                            About Us - Separate Account Five; The Funds
               11.                            About Us - Separate Account Five; The Funds
               12.                            About Us - The Portfolios
               13.                            Fee Table; Charges and Deductions
               14.                            Premiums
               15.                            Premiums
               16.                            Premiums
               17.                            Making Withdrawals From Your Policy
               18.                            About Us - The Portfolios; Charges and Deductions
               19.                            Your Policy - Policy Rights
               20.                            Not Applicable
               21.                            Loans
               22.                            Not Applicable
               23.                            Not Applicable
               24.                            Not Applicable
               25.                            About Us - Hartford Life Insurance Company
               26.                            Not Applicable
               27.                            About Us - Hartford Life Insurance Company
               28.                            Statement of Additional Information - General
                                              Information and History
               29.                            About Us - Hartford Life Insurance Company
               30.                            Not Applicable
               31.                            Not Applicable
               32.                            Not Applicable
               33.                            Not Applicable
               34.                            Not Applicable



               35.                            Statement of Additional Information -
                                              Distribution of the Policies
               36.                            Not required by Form S-6
               37.                            Not Applicable
               38.                            Statement of Additional Information -
                                              Distribution of the Policies
               39.                            Statement of Additional Information -
                                              Distribution of the Policies
               40.                            Not Applicable
               41.                            Statement of Additional Information -
                                              Distribution of the Policies
               42.                            Not Applicable
               43.                            Not Applicable
               44.                            Premiums
               45.                            Not Applicable
               46.                            Premiums; Making Withdrawals From Your Policy
               47.                            About Us - The Portfolios
               48.                            Cover Page; About Us - Hartford Life Insurance
                                              Company
               49.                            Not Applicable
               50.                            About Us - Separate Account Five
               51.                            Not Applicable
               52.                            About Us - The Portfolios
               53.                            Federal Tax Considerations
               54.                            Not Applicable
               55.                            Not Applicable
               56.                            Not Required by Form S-6
               57.                            Not Required by Form S-6
               58.                            Not Required by Form S-6
               59.                            Not Required by Form S-6

SELECT DIMENSIONS LIFE II
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Select Dimensions Life II. Please read it carefully.

Select Dimensions Life II is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying portfolios.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you Portfolios with investment strategies ranging from conservative to aggressive and you may pick those Portfolios that meet your investment style.


The Sub-Accounts and the Portfolios are listed below:



- MONEY MARKET SUB-ACCOUNT which purchases shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT which purchases shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfer of existing Contract Values)



- DIVERSIFIED INCOME SUB-ACCOUNT which purchases shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- BALANCED GROWTH SUB-ACCOUNT which purchases shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- UTILITIES SUB-ACCOUNT which purchases shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- DIVIDEND GROWTH SUB-ACCOUNT which purchases shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- VALUE-ADDED MARKET SUB-ACCOUNT which purchases shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- GROWTH SUB-ACCOUNT which purchases shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- AMERICAN OPPORTUNITIES SUB-ACCOUNT (FORMERLY NAMED AMERICAN VALUE SUB-ACCOUNT) which purchases shares of American Opportunities Portfolio (formerly known as American Value Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- MID-CAP EQUITY SUB-ACCOUNT (FORMERLY NAMED MID-CAP GROWTH SUB-ACCOUNT) which purchases shares of Mid-Cap Equity Portfolio (formerly named Mid-Cap Growth Portfolio) of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- GLOBAL EQUITY SUB-ACCOUNT which purchases shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- DEVELOPING GROWTH SUB-ACCOUNT which purchases shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- EMERGING MARKETS SUB-ACCOUNT which purchases shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfers of existing Contract Value)



- HIGH YIELD SUB-ACCOUNT which purchases shares of High Yield Portfolio of the The Universal Institutional Funds, Inc.

- MID-CAP VALUE SUB-ACCOUNT which purchases shares of Mid-Cap Value Portfolio of the The Universal Institutional Funds, Inc.



- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases shares of Emerging Markets Debt Portfolio of the The Universal Institutional Funds, Inc.



- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases shares of Emerging Markets Equity Portfolio of the The Universal Institutional Funds, Inc.



- FIXED INCOME SUB-ACCOUNT which purchases shares of Fixed Income Portfolio of the The Universal Institutional Funds, Inc.



- ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT which purchases shares of Active International Allocation Portfolio of the The Universal Institutional Funds, Inc.



- STRATEGIC STOCK SUB-ACCOUNT which purchases shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust



- ENTERPRISE SUB-ACCOUNT which purchases shares of Enterprise Portfolio of the Van Kampen Life Investment Trust


If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.


You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.


We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          8
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 8
----------------------------------------------------------------------
  Separate Account Five                                           8
----------------------------------------------------------------------
  The Portfolios                                                  8
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           11
----------------------------------------------------------------------
YOUR POLICY                                                      13
----------------------------------------------------------------------
PREMIUMS                                                         14
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 16
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              17
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          18
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       19
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                21
----------------------------------------------------------------------
OTHER MATTERS                                                    22
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        23
----------------------------------------------------------------------
APPENDIX A: SPECIAL INFORMATION FOR POLICIES PURCHASED IN
  NEW YORK                                                       24
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.


RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.


CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying portfolios.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying portfolios of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying portfolios. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.


RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

HARTFORD LIFE INSURANCE COMPANY                                                5
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FEE TABLE


The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.


SURRENDER FEES

       CHARGE           WHEN CHARGE IS DEDUCTED                      AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------
Surrender Charges      When you fully or          A percentage of the amount surrendered, not to exceed
                       partially surrender your   the premium payments, depending on the Policy Year, in
                       policy.                    which the premium payment was made.
                                                  The percentage is as follows:
                                                        Policy Year                  Percentage
                                                  ------------------------    -------------------------
                                                                         1                         7.5%
                                                                         2                         7.5%
                                                                         3                         7.5%
                                                                         4                           6%
                                                                         5                           6%
                                                                         6                           4%
                                                                         7                           4%
                                                                         8                           2%
                                                                         9                           2%
                                                                        10+                          0%
Unamortized Tax        Upon surrender or partial  A percentage of the Account Value depending on the
Charge                 surrender of the policy.   Policy Year the surrender takes place.
                                                  The percentage is as follows:
                                                        Policy Year                  Percentage
                                                  ------------------------    -------------------------
                                                                         1                        2.25%
                                                                         2                        2.00%
                                                                         3                        1.75%
                                                                         4                        1.50%
                                                                         5                        1.25%
                                                                         6                        1.00%
                                                                         7                        0.75%
                                                                         8                        0.50%
                                                                         9                        0.25%
                                                                        10+                       0.00%


       CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
---------------------
Surrender Charges      All, if the surrender is subject to a
                       charge.
Unamortized Tax        Only policies which elect Option 1.
Charge

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

ANNUAL CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

CHARGE                  WHEN CHARGE IS DEDUCTED   AMOUNT DEDUCTED                    POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance       Monthly.                  Individualized depending on age,                    All
Charges                                           sex and other factors.
Mortality and Expense   Monthly.                  - Under Option 1: .90%                              All
Risk Charge                                       (annualized) of Sub-Account
                                                    Value in Policy Years 1-10 and
                                                    .50% (annualized) for Policy
                                                    Years 11 and beyond
                                                  - Under Option 2: .65%
                                                  (annualized) of Sub-Account
                                                    Value in Policy Years 1-10 and
                                                    .50% (annualized) for Policy
                                                    Years 11 and beyond
Tax Expense Charge      - Under Option 1:         - Under Option 1: .40%                              All
                        Monthly.                  (annualized) of Account Value
                        - Under Option 2:           for Policy Years 1-10
                        Receipt of Premium        - Under Option 2: 4% of each
                          Payment.                premium payment in all Policy
                                                    Years
Annual Maintenance      On Policy Anniversary     $30.00                             Only policies with an Account Value of
Fee                     Date or upon surrender                                       less than $50,000 on the Policy
                        of the policy.                                               Anniversary Date or date of surrender.
Administrative Charge   Monthly.                  .40% (annualized) of Sub-Account                    All
                                                  Value

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


The next table describes the Portfolio fees and expenses that you will pay periodically during the time that you own the policy. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.



ANNUAL FUND OPERATING EXPENSES
AS OF THE FUND'S YEAR END
(as a percentage of average net assets)



                                                                                                    TOTAL FUND
                                                                                                     OPERATING
                                                                                                     EXPENSES
                                                              MANAGEMENT FEES   OTHER EXPENSES    (INCLUDING ANY
                                                                (INCLUDING      (INCLUDING ANY      WAIVERS OR
                                                               ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT
  SERIES:
Money Market Portfolio                                             0.50%            0.04%             0.54%
-----------------------------------------------------------------------------------------------------------------
North American Government Securities Portfolio (1)                 0.65%            0.36%             1.01%
-----------------------------------------------------------------------------------------------------------------
Diversified Income Portfolio                                       0.40%            0.08%             0.48%
-----------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio                                          0.60%            0.04%             0.64%
-----------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                                0.65%            0.05%             0.70%
-----------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                          0.58%            0.02%             0.60%
-----------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio                                       0.50%            0.05%             0.55%
-----------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                   0.80%            0.10%             0.90%
-----------------------------------------------------------------------------------------------------------------
American Opportunities Portfolio                                   0.62%            0.04%             0.66%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Portfolio (formerly Mid-Cap Growth) (2)             0.75%            0.17%             0.92%
-----------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                                            1.00%            0.08%             1.08%
-----------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio                                        0.50%            0.08%             0.58%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio (1)                                     1.25%            0.59%             1.84%
-----------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio (3)                                           0.50%            0.61%             1.11%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio (3)                                        0.75%            0.62%             1.37%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio (3)                                0.80%            0.98%             1.78%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio (3)                              1.25%            1.37%             2.62%
-----------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio (3)                                         0.40%            0.56%             0.96%
-----------------------------------------------------------------------------------------------------------------
Active International Allocation Portfolio (3)                      0.80%            1.83%             2.63%
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (4)                                      0.50%            0.41%             0.91%
-----------------------------------------------------------------------------------------------------------------
Enterprise Portfolio (4)                                           0.50%            0.12%             0.62%
-----------------------------------------------------------------------------------------------------------------



(1) Closed to new investments or transfers of existing Contract Values.



(2) With respect to the Mid-Cap Equity Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to December 31, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.



(3) With respect to the High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation and Fixed Income Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse certain expenses of the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed certain limits. The annual expense ratios for the Active International Allocation Portfolio are annualized estimates. Including these

HARTFORD LIFE INSURANCE COMPANY                                                7
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    reductions, it is estimated that "Management Fees", Other Expenses and "Total Fund Operating Expenses" for the Portfolios would have been as follows:



                                                                                OTHER         TOTAL FUND
PORTFOLIO                                                    MANAGEMENT FEES   EXPENSES   OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------
High Yield                                                        0.19%         0.61%          0.80%
------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                                     0.43%         0.62%          1.05%
------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                                             0.45%         0.98%          1.43%
------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                                           0.42%         1.37%          1.79%
------------------------------------------------------------------------------------------------------------
Fixed Income                                                      0.14%         0.56%          0.70%
------------------------------------------------------------------------------------------------------------
Active International Allocation                                   0.00%         1.15%          1.15%
------------------------------------------------------------------------------------------------------------



(4) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:



                                                                                OTHER         TOTAL FUND
PORTFOLIO                                                    MANAGEMENT FEES   EXPENSES   OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------
Strategic Stock                                                   0.24%         0.41%          0.65%
------------------------------------------------------------------------------------------------------------
Enterprise                                                        0.47%         0.13%          0.60%
------------------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           1/11/99       A+    Financial performance
------------------------------------------------------------------------------------------------
 Standard & Poor's                        8/1/99      AA     Insurer financial strength
------------------------------------------------------------------------------------------------
 Duff & Phelps                            7/1/99      AA+    Claims paying ability
------------------------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on July 25, 1994 under the laws of Connecticut.


THE FUNDS



The underlying investment for the Contracts are shares of the portfolios of Morgan Stanley Dean Witter Select Dimensions Investment Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies. The underlying portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.



We do not guarantee the investment results of any of the underlying portfolios. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.



MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:



MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.



NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES) -- Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.



DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.



BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.



UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.



DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.



VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

HARTFORD LIFE INSURANCE COMPANY                                                9
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GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.



AMERICAN OPPORTUNITIES PORTFOLIO (FORMERLY NAMED AMERICAN VALUE
PORTFOLIO) -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.



MID-CAP EQUITY PORTFOLIO (FORMERLY NAMED MID-CAP GROWTH PORTFOLIO) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S&P 400 Index).



GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.



DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.



EMERGING MARKETS PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES) -- Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:



HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Investment Adviser may use futures, swaps and other types of derivatives in managing the Portfolio.



MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index (currently $500 million to $6 billion). The Portfolio purchases stocks that typically do not pay dividends. The Investment Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases.



EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. The Investment Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.



EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Investment Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation.



FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities; and it may use futures, swaps and other types of derivatives in managing the Portfolio.



ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries based on three factors: (i) valuation; (ii) fundamental change; and
(iii) short-term market momentum/technicals.



VAN KAMPEN LIFE INVESTMENT TRUST:



STRATEGIC STOCK PORTFOLIO -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities

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of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.



ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.



THE INVESTMENT ADVISERS



Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Value Portfolio, the Mid-Cap Equity Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")



MSDW Advisors provides administrative services, manages the Morgan Stanley Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.



With regard to the North American Government Securities Portfolio, the Mid-Cap Equity Portfolio and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.



With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"),* under a Sub-Advisory Agreement with MSDW Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.



In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio and Active International Allocation Portfolio. As the investment adviser, MSDW Investment Management, provides investment advice and portfolio management services for the Emerging Markets Debt, Emerging Markets Equity and Active International Allocation Portfolios, subject to the supervision of The Universal Institutional Fund's Board of Directors.



The investment adviser for the High Yield Portfolio, Fixed Income Portfolio, and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.



The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $90 billion under management or supervision as of December 31, 1999. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.


MIXED AND SHARED FUNDING -- Shares of the Portfolios may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Portfolios. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolios from the Separate Account or replacing the Portfolio with another underlying Portfolio. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.


VOTING RIGHTS -- We are the legal owners of all Portfolio shares held in the Separate Account and we have the right to

* ON DECEMBER 1, 1998, MORGAN STANLEY ASSET MANAGEMENT INC. CHANGED ITS NAME TO MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. BUT CONTINUES TO DO BUSINESS IN CERTAIN INSTANCES USING THE NAME MORGAN STANLEY ASSET MANAGEMENT.

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vote at the Portfolio's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Portfolio shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Portfolio shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Portfolio shares attributable to your policy according to instructions received from you, and

- Vote all Portfolio shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Portfolio shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


CHARGES AND DEDUCTIONS
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The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.


Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.


EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the

12                                               HARTFORD LIFE INSURANCE COMPANY
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Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
-------------------------
 1            2.25%
-------------------------
 2            2.00%
-------------------------
 3            1.75%
-------------------------
 4            1.50%
-------------------------
 5            1.25%
-------------------------
 6            1.00%
-------------------------
 7            0.75%
-------------------------
 8            0.50%
-------------------------
 9            0.25%
-------------------------
 10+          0.00%
-------------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium

HARTFORD LIFE INSURANCE COMPANY                                               13
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tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.
- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.
The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.
This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE PORTFOLIOS -- The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of the Portfolio shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Portfolios. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
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POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the

14                                               HARTFORD LIFE INSURANCE COMPANY
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right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your policy. We may, in our sole discretion, establish new Portfolios. New Portfolios will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Portfolios to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Portfolio already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Portfolio will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY


LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Currently, only single life policies are available in the state of New York. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.


- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

HARTFORD LIFE INSURANCE COMPANY                                               15
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If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Money Market Sub-Account.

We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Portfolio. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Portfolio held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Portfolio held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Fund's prospectuses accompanying this Prospectus for a description of how the assets of each Portfolio are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Portfolios to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Portfolios, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

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DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                    A          B
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 Face Amount                     $100,000   $100,000
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 Account Value                         40         40
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 Account Value on Date of Death  $ 46,500   $ 34,000
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 Specified Percentage                250%       250%
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In Example A, the Death Benefit equals $116,250, I.E., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENT OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this

HARTFORD LIFE INSURANCE COMPANY                                               17
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option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

18                                               HARTFORD LIFE INSURANCE COMPANY
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RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii)any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
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LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

HARTFORD LIFE INSURANCE COMPANY                                               19
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REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Portfolios) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large

20                                               HARTFORD LIFE INSURANCE COMPANY
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single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.


A policy that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.


All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).


If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying Portfolio are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the

HARTFORD LIFE INSURANCE COMPANY                                               21
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policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
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There are no material legal proceedings pending to which the Separate Account is a party.

22                                               HARTFORD LIFE INSURANCE COMPANY
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OTHER MATTERS


LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

HARTFORD LIFE INSURANCE COMPANY                                               23
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

24                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX A
SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.

The following definition is added:

FIXED ACCOUNT -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

THE FIXED ACCOUNT

REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Account", New York Policy Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Account under the Policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed
Account.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Account.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCOUNT -- New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account;

HARTFORD LIFE INSURANCE COMPANY                                               25
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minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS -- Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

HARTFORD LIFE INSURANCE COMPANY
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STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT FIVE


This Statement of Additional Information is not a prospectus. To obtain a prospectus, write to us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.



DATE OF PROSPECTUS: MAY 1, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
  SURRENDER VALUES                                               7
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.
The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:


                                    POSITION WITH                          OTHER BUSINESS PROFESSION,
                                      HARTFORD;                         VOCATION OR EMPLOYMENT FOR PAST
NAME                               YEAR OF ELECTION                     FIVE YEARS; OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
David A. Carlson           Vice President, 1999              Assistant Vice President and Director of Taxes
                                                             (1998-1999), Hartford; Assistant Vice President and
                                                             Director of Taxes (1998-1999), Hartford; CIGNA
                                                             Corporation (1975-1998).

Peter W. Cummins           Senior Vice President, 1997       Vice President (1989-1997); Director of Broker Dealer
                                                             Sales-ILAD (1989-1992), Hartford; Senior Vice
                                                             President (1997-Present); Vice President (1989-1997);
                                                             Director of Broker Dealer Sales-ILAD (1989-1991),
                                                             Hartford Life and Accident Insurance Company.

Timothy M. Fitch           Vice President, 1995              Assistant Vice President (1992-1995), Hartford; Vice
                                                             President (1995-Present); Actuary (1994-Present);
                                                             Assistant Vice President (1992-1995), Hartford Life
                                                             and Accident Insurance Company.

Mary Jane B. Fortin        Vice President & Chief            Vice President & Chief Accounting Officer,
                           Accounting Officer, 1998          (1998-Present), Hartford Life & Annuity Insurance
                                                             Company; Vice President & Chief Accounting Officer,
                                                             (1998-Present), Royal Life Insurance Company of
                                                             America; Vice President & Chief Accounting Officer
                                                             (1998-Present), Alpine Life Insurance Company; Chief
                                                             Accounting Officer (1997-Present), Hartford Life,
                                                             Inc.; Director, Finance (1995-1997), Value Health,
                                                             Inc.; Senior Manager (1993-1995), Coopers and Lybrand;
                                                             Audit Manager (1993-1996), Arthur Andersen & Co.

David T. Foy               Senior Vice President, Chief      Senior Vice President (1998-present); Vice President
                           Financial Officer &               (1998); Assistant Vice President (1995-1998),
                           Treasurer, 1998                   Hartford; Senior Vice President (1998-Present),
                           Director, 1999*                   Hartford Life and Accident Insurance Company;
                                                             Director, Strategic Planning Corporate Finance
                                                             (1995-1996); IA Product Development (1994-1995),
                                                             Hartford; Various Actuarial Roles (1989-1993),
                                                             Milliman & Robertson.

Lynda Godkin               Senior Vice President, 1997       Associate General Counsel (1995-1996); Assistant
                           General Counsel, 1996             General Counsel and Secretary (1994-1995); Counsel
                           Corporate Secretary, 1995         (1990-1994), Hartford; Director (1997-Present); Senior
                           Director, 1997                    Vice President (1997-Present); General Counsel
                                                             (1996-Present); Corporate Secretary (1995-Present);
                                                             Associate General Counsel (1995-1996); Assistant
                                                             General Counsel and Secretary (1994-1995); Counsel
                                                             (1990-1994), Hartford Life and Accident Insurance
                                                             Company; Vice President and General Counsel
                                                             (1997-Present), Hartford Life, Inc.

Lois W. Grady              Senior Vice President, 1998       Vice President (1993-1998); Assistant Vice President
                                                             (1987-1993), Hartford; Senior Vice President, 1998);
                                                             Vice President (1993-1997); Assistant Vice President
                                                             (1987-1993), Hartford Life and Accident Insurance
                                                             Company.

4                                                HARTFORD LIFE INSURANCE COMPANY
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                                    POSITION WITH                          OTHER BUSINESS PROFESSION,
                                      HARTFORD;                         VOCATION OR EMPLOYMENT FOR PAST
NAME                               YEAR OF ELECTION                     FIVE YEARS; OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce           Senior Vice President, 1999       Vice President (1997-1999), Assistant Vice President
                                                             (1994-1997), Hartford; Assistant Vice President
                                                             (1994-1997), Hartford Life and Accident Insurance
                                                             Company; Vice President (1997-1999), Assistant Vice
                                                             President (1994-1997), Hartford Life and Annuity
                                                             Insurance Company.
Michael D. Keeler          Vice President, 1998              Vice President (1998-Present); Hartford Life and
                                                             Accident Insurance Company; Vice President
                                                             (1995-1997), Providian Insurance; Supervisor/Manager
                                                             (1985-1995), U.S. West Communications.
Robert A. Kerzner          Senior Vice President, 1998       Director of Individual Life, Senior Vice President,
                                                             (1998-Present); Vice President, (1995-1998); Regional
                                                             Vice President (1991-1994), Hartford; Vice President
                                                             (1994-1997), Hartford Life and Accident Insurance
                                                             Company.
Thomas M. Marra            President, 2000                   Executive Vice President (1995-2000), Senior Vice
                           Director, 1994*                   President (1994-1995); Vice President (1989-1994);
                                                             Actuary (1987-1995), Hartford; Director
                                                             (1994-Present); Executive Vice President
                                                             (1995-Present); Senior Vice President (1994-1995);
                                                             Vice President (1989-1994), Actuary (1987-1997),
                                                             Hartford Life and Accident Insurance Company;
                                                             President (2000-Present), Executive Vice President
                                                             (1996-2000), Director (1994-Present), Senior Vice
                                                             President (1993-1996), Hartford Life and Annuity
                                                             Insurance Company; Chief Operating Officer
                                                             (2000-Present), Executive Vice President, Individual
                                                             Life and Annuities (1997-2000), Hartford Life, Inc.
Craig R. Raymond           Senior Vice President, 1997       Vice President (1993-1997); Assistant Vice President
                           Chief Actuary, 1994               (1992-1993); Actuary (1990-1994), Hartford; Senior
                                                             Vice President (1997-Present); Chief Actuary
                                                             (1995-Present); Vice President (1993-1997); Actuary
                                                             (1990-1995), Hartford Life and Accident Insurance
                                                             Company; Vice President and Chief Actuary
                                                             (1997-Present), Hartford Life, Inc.
Donald A. Salama           Vice President, 1997              Vice President (1997-Present), Hartford Life and
                                                             Accident Insurance Company; Principal and Director,
                                                             Institutional Sales (1995-1998), The Vanguard Group;
                                                             Senior Vice President (1994-1995), Mercantile
                                                             Bancorporation; Vice President (1988-1994), Bankers
                                                             Trust Company.
Lowndes A. Smith           Chief Executive Officer, 1997     President (1989-2000), Chief Operating Officer
                           Director, 1981*                   (1989-1997), Hartford; Chief Executive Officer
                                                             (1997-Present), President (1989-2000), Chief Operating
                                                             Officer (1989-1997), Director (1985-Present); Hartford
                                                             Life and Annuity Insurance Company; Director
                                                             (1981-Present); President (1989-Present); Chief
                                                             Executive Officer (1997-Present); Chief Operating
                                                             Officer (1989-1997), Hartford Life and Accident
                                                             Insurance Company; Chief Executive Officer and
                                                             President and Director (1997-Present), Hartford
                                                             Life, Inc.
David M. Znamierowski      Senior Vice President & Chief     Vice President (1997), Hartford; Director
                           Investment Officer, 1997          (1998-Present); Senior Vice President (1997-Present),
                           Director, 1998*                   Hartford Life and Accident Insurance Company; Vice
                                                             President, Investment Strategy (1997-Present),
                                                             Hartford Life, Inc.; Vice President, Investment
                                                             Strategy & Policy (1991-1996), Aetna Life and
                                                             Casualty.


---------

 * Denotes date of election to Board of Directors of Hartford.


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

STATEMENT OF ADDITIONAL INFORMATION                                            5
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SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Deanne Osgood, FSA, MAAA, Vice President & Director of Individual Annuity Product Management for Hartford, and are included in reliance upon her opinion as to their reasonableness.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

The following table shows officers and directors of HSD:


NAME AND PRINCIPAL
BUSINESS ADDRESS                    POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 David T. Foy                Director
-----------------------------------------------------------------
 Lynda Godkin                Senior Vice President, General
                             Counsel and Corporate Secretary
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President
-----------------------------------------------------------------
 Thomas M. Marra             Executive Vice President, Director
-----------------------------------------------------------------
 Paul E. Olson               Supervising Registered Principal
-----------------------------------------------------------------
 Lowndes A. Smith            President and Chief Executive
                             Officer, Director
-----------------------------------------------------------------


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or

6                                                HARTFORD LIFE INSURANCE COMPANY
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Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            7
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ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.


The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.92% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.92% described above) of -0.92%, 5.08% and 11.08%, respectively.


The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY
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           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,850      9,826       44,053     10,768       9,746      44,053
          2                 11,025        11,739     10,724       44,053     11,565      10,554      44,053
          3                 11,576        12,704     11,702       44,053     12,427      11,429      44,053
          4                 12,155        13,751     12,915       44,053     13,359      12,529      44,053
          5                 12,763        14,887     14,071       44,053     14,369      13,559      44,053
          6                 13,401        16,119     15,528       44,053     15,462      14,877      44,053
          7                 14,071        17,456     16,895       44,053     16,646      16,091      44,053
          8                 14,775        18,907     18,583       44,053     17,929      17,610      44,053
          9                 15,513        20,481     20,200       44,053     19,321      19,042      44,053
         10                 16,289        22,189     22,159       44,053     20,831      20,801      44,053
         11                 17,103        24,235     24,205       44,053     22,655      22,625      44,053
         12                 17,959        26,473     26,443       44,053     24,662      24,632      44,053
         13                 18,856        28,921     28,891       44,053     26,874      26,844      44,053
         14                 19,799        31,608     31,578       44,053     29,319      29,289      44,053
         15                 20,789        34,577     34,547       46,333     32,027      31,997      44,053
         16                 21,829        37,842     37,812       49,194     35,032      35,002      45,542
         17                 22,920        41,412     41,382       53,006     38,335      38,305      49,068
         18                 24,066        45,314     45,284       57,096     41,945      41,915      52,850
         19                 25,270        49,581     49,551       61,480     45,892      45,862      56,906
         20                 26,533        54,248     54,248       66,182     50,209      50,209      61,255
         21                 27,860        59,387     59,387       71,264     54,966      54,966      65,958
         22                 29,253        64,994     64,994       77,343     60,155      60,155      71,584
         23                 30,715        71,112     71,112       83,912     65,818      65,818      77,665
         24                 32,251        77,787     77,787       91,010     71,995      71,995      84,234
         25                 33,864        85,076     85,076       98,687     78,734      78,734      91,331

         35                 55,160       208,900    208,900      221,434    193,200     193,200     204,792
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9
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           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,264      9,253       44,053     10,181       9,172      44,053
          2                 11,025        10,504      9,513       44,053     10,326       9,340      44,053
          3                 11,576        10,750      9,782       44,053     10,464       9,501      44,053
          4                 12,155        11,002     10,207       44,053     10,593       9,804      44,053
          5                 12,763        11,262     10,491       44,053     10,711       9,947      44,053
          6                 13,401        11,528     10,982       44,053     10,817      10,278      44,053
          7                 14,071        11,801     11,282       44,053     10,906      10,395      44,053
          8                 14,775        12,081     11,791       44,053     10,977      10,692      44,053
          9                 15,513        12,369     12,108       44,053     11,024      10,767      44,053
         10                 16,289        12,664     12,634       44,053     11,044      11,014      44,053
         11                 17,103        13,072     13,042       44,053     11,123      11,093      44,053
         12                 17,959        13,493     13,463       44,053     11,171      11,141      44,053
         13                 18,856        13,929     13,899       44,053     11,183      11,153      44,053
         14                 19,799        14,381     14,351       44,053     11,155      11,125      44,053
         15                 20,789        14,848     14,818       44,053     11,077      11,047      44,053
         16                 21,829        15,331     15,301       44,053     10,943      10,913      44,053
         17                 22,920        15,830     15,800       44,053     10,741      10,711      44,053
         18                 24,066        16,347     16,317       44,053     10,459      10,429      44,053
         19                 25,270        16,882     16,852       44,053     10,080      10,050      44,053
         20                 26,533        17,436     17,406       44,053      9,588       9,558      44,053

         25                 33,864        20,505     20,475       44,053      4,665       4,635      44,053
         35                 55,160        28,456     28,426       44,053         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,678      8,704       44,053      9,595       8,630      44,053
          2                 11,025         9,337      8,420       44,053      9,158       8,258      44,053
          3                 11,576         9,007      8,143       44,053      8,716       7,880      44,053
          4                 12,155         8,687      8,006       44,053      8,270       7,620      44,053
          5                 12,763         8,378      7,741       44,053      7,817       7,220      44,053
          6                 13,401         8,079      7,645       44,053      7,354       6,956      44,053
          7                 14,071         7,789      7,389       44,053      6,879       6,522      44,053
          8                 14,775         7,509      7,291       44,053      6,388       6,198      44,053
          9                 15,513         7,238      7,045       44,053      5,877       5,715      44,053
         10                 16,289         6,976      6,946       44,053      5,342       5,312      44,053
         11                 17,103         6,776      6,746       44,053      4,819       4,789      44,053
         12                 17,959         6,581      6,551       44,053      4,259       4,229      44,053
         13                 18,856         6,391      6,361       44,053      3,659       3,629      44,053
         14                 19,799         6,205      6,175       44,053      3,011       2,981      44,053
         15                 20,789         6,024      5,994       44,053      2,310       2,280      44,053
         16                 21,829         5,847      5,817       44,053      1,545       1,515      44,053
         17                 22,920         5,675      5,645       44,053        708         678      44,053
         18                 24,066         5,507      5,477       44,053         --          --          --
         19                 25,270         5,343      5,313       44,053         --          --          --
         20                 26,533         5,183      5,153       44,053         --          --          --
         21                 27,860         5,027      4,997       44,053         --          --          --
         22                 29,253         4,875      4,845       44,053         --          --          --
         23                 30,715         4,727      4,697       44,053         --          --          --
         24                 32,251         4,582      4,552       44,053         --          --          --
         25                 33,864         4,440      4,410       44,053         --          --          --

         35                 55,160         3,204      3,174       44,053         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,484      9,704       44,053     10,397       9,617      44,053
          2                 11,025        11,416     10,636       44,053     11,232      10,452      44,053
          3                 11,576        12,434     11,654       44,053     12,141      11,361      44,053
          4                 12,155        13,546     12,916       44,053     13,131      12,501      44,053
          5                 12,763        14,761     14,131       44,053     14,211      13,581      44,053
          6                 13,401        16,087     15,657       44,053     15,390      14,960      44,053
          7                 14,071        17,535     17,105       44,053     16,676      16,246      44,053
          8                 14,775        19,116     18,886       44,053     18,081      17,851      44,053
          9                 15,513        20,843     20,613       44,053     19,616      19,386      44,053
         10                 16,289        22,730     22,700       44,053     21,296      21,266      44,053
         11                 17,103        24,827     24,797       44,053     23,173      23,143      44,053
         12                 17,959        27,120     27,090       44,053     25,238      25,208      44,053
         13                 18,856        29,630     29,600       44,053     27,516      27,486      44,053
         14                 19,799        32,394     32,364       44,703     30,035      30,005      44,053
         15                 20,789        35,444     35,414       47,495     32,827      32,797      44,053
         16                 21,829        38,792     38,762       50,429     35,920      35,890      46,695
         17                 22,920        42,452     42,422       54,338     39,306      39,276      50,311
         18                 24,066        46,453     46,423       58,531     43,009      42,979      54,191
         19                 25,270        50,828     50,828       63,027     47,057      47,027      58,350
         20                 26,533        55,646     55,646       67,888     51,484      51,484      62,810
         21                 27,860        60,917     60,917       73,100     56,362      56,362      67,633
         22                 29,253        66,669     66,669       79,336     61,683      61,683      73,403
         23                 30,715        72,945     72,945       86,074     67,489      67,489      79,637
         24                 32,251        79,791     79,791       93,356     73,824      73,824      86,374
         25                 33,864        87,268     87,268      101,231     80,734      80,734      93,651

         35                 55,160       214,284    214,284      227,140    198,107     198,107     209,993
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,918      9,144       44,053      9,831       9,064      44,053
          2                 11,025        10,215      9,435       44,053     10,028       9,248      44,053
          3                 11,576        10,521      9,741       44,053     10,222       9,442      44,053
          4                 12,155        10,838     10,208       44,053     10,409       9,779      44,053
          5                 12,763        11,166     10,536       44,053     10,590       9,960      44,053
          6                 13,401        11,504     11,074       44,053     10,761      10,331      44,053
          7                 14,071        11,853     11,423       44,053     10,921      10,491      44,053
          8                 14,775        12,214     11,984       44,053     11,065      10,835      44,053
          9                 15,513        12,587     12,357       44,053     11,190      10,960      44,053
         10                 16,289        12,973     12,943       44,053     11,292      11,262      44,053
         11                 17,103        13,391     13,361       44,053     11,384      11,354      44,053
         12                 17,959        13,823     13,793       44,053     11,445      11,415      44,053
         13                 18,856        14,271     14,241       44,053     11,472      11,442      44,053
         14                 19,799        14,734     14,704       44,053     11,460      11,430      44,053
         15                 20,789        15,213     15,183       44,053     11,400      11,370      44,053
         16                 21,829        15,709     15,679       44,053     11,284      11,254      44,053
         17                 22,920        16,222     16,192       44,053     11,103      11,073      44,053
         18                 24,066        16,753     16,723       44,053     10,844      10,814      44,053
         19                 25,270        17,302     17,272       44,053     10,490      10,460      44,053
         20                 26,533        17,870     17,840       44,053     10,026       9,996      44,053
         21                 27,860        18,457     18,427       44,053      9,434       9,404      44,053
         22                 29,253        19,065     19,035       44,053      8,692       8,662      44,053
         23                 30,715        19,694     19,664       44,053      7,778       7,748      44,053
         24                 32,251        20,345     20,315       44,053      6,661       6,631      44,053
         25                 33,864        21,019     20,989       44,053      5,302       5,272      44,053

         35                 55,160        29,179     29,149       44,053         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,351      8,620       44,053      9,264       8,540      44,053
          2                 11,025         9,080      8,369       44,053      8,892       8,195      44,053
          3                 11,576         8,815      8,124       44,053      8,513       7,844      44,053
          4                 12,155         8,557      8,014       44,053      8,124       7,607      44,053
          5                 12,763         8,306      7,778       44,053      7,725       7,231      44,053
          6                 13,401         8,062      7,709       44,053      7,312       6,990      44,053
          7                 14,071         7,824      7,481       44,053      6,884       6,578      44,053
          8                 14,775         7,592      7,410       44,053      6,435       6,277      44,053
          9                 15,513         7,366      7,188       44,053      5,963       5,814      44,053
         10                 16,289         7,146      7,116       44,053      5,464       5,434      44,053
         11                 17,103         6,942      6,912       44,053      4,940       4,910      44,053
         12                 17,959         6,743      6,713       44,053      4,379       4,349      44,053
         13                 18,856         6,548      6,518       44,053      3,778       3,748      44,053
         14                 19,799         6,359      6,329       44,053      3,130       3,100      44,053
         15                 20,789         6,174      6,144       44,053      2,428       2,398      44,053
         16                 21,829         5,994      5,964       44,053      1,664       1,634      44,053
         17                 22,920         5,818      5,788       44,053        827         797      44,053
         18                 24,066         5,647      5,617       44,053         --          --          --
         19                 25,270         5,479      5,449       44,053         --          --          --
         20                 26,533         5,316      5,286       44,053         --          --          --
         21                 27,860         5,157      5,127       44,053         --          --          --
         22                 29,253         5,001      4,971       44,053         --          --          --
         23                 30,715         4,850      4,820       44,053         --          --          --
         24                 32,251         4,702      4,672       44,053         --          --          --
         25                 33,864         4,558      4,528       44,053         --          --          --

         35                 55,160         3,295      3,265       44,053         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,850      9,826       34,014     10,723       9,701      34,014
          2                 11,025        11,739     10,724       34,014     11,471      10,462      34,014
          3                 11,576        12,704     11,702       34,014     12,283      11,288      34,014
          4                 12,155        13,751     12,915       34,014     13,164      12,337      34,014
          5                 12,763        14,887     14,071       34,014     14,122      13,316      34,014
          6                 13,401        16,119     15,528       34,014     15,164      14,582      34,014
          7                 14,071        17,456     16,895       34,014     16,297      15,744      34,014
          8                 14,775        18,907     18,583       34,014     17,527      17,210      34,014
          9                 15,513        20,481     20,200       34,014     18,865      18,588      34,014
         10                 16,289        22,189     22,159       34,014     20,323      20,293      34,014
         11                 17,103        24,235     24,205       34,014     22,097      22,067      34,014
         12                 17,959        26,477     26,447       34,014     24,064      24,034      34,014
         13                 18,856        28,969     28,939       34,182     26,254      26,224      34,014
         14                 19,799        31,731     31,701       37,124     28,704      28,674      34,014
         15                 20,789        34,756     34,726       40,316     31,434      31,404      36,463
         16                 21,829        38,068     38,038       43,778     34,427      34,397      39,591
         17                 22,920        41,707     41,677       47,128     37,714      37,684      42,617
         18                 24,066        45,706     45,676       50,733     41,327      41,297      45,873
         19                 25,270        50,106     50,106       54,615     45,303      45,273      49,380
         20                 26,533        54,941     54,941       59,886     49,642      49,612      54,109
         21                 27,860        60,242     60,242       65,061     54,398      54,398      58,750
         22                 29,253        66,059     66,059       70,683     59,651      59,651      63,826
         23                 30,715        72,405     72,405       77,473     65,381      65,381      69,957
         24                 32,251        79,376     79,376       84,138     71,676      71,676      75,976
         25                 33,864        86,977     86,977       92,195     78,539      78,539      83,251

         35                 55,160       214,169    214,169      224,877    190,544     190,544     200,070
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,264      9,253       34,014     10,137       9,129      34,014
          2                 11,025        10,504      9,513       34,014     10,234       9,249      34,014
          3                 11,576        10,750      9,782       34,014     10,321       9,360      34,014
          4                 12,155        11,002     10,207       34,014     10,399       9,613      34,014
          5                 12,763        11,262     10,491       34,014     10,464       9,703      34,014
          6                 13,401        11,528     10,982       34,014     10,514       9,979      34,014
          7                 14,071        11,801     11,282       34,014     10,544      10,035      34,014
          8                 14,775        12,081     11,791       34,014     10,548      10,266      34,014
          9                 15,513        12,369     12,108       34,014     10,518      10,262      34,014
         10                 16,289        12,664     12,634       34,014     10,449      10,419      34,014
         11                 17,103        13,072     13,042       34,014     10,419      10,389      34,014
         12                 17,959        13,493     13,463       34,014     10,345      10,315      34,014
         13                 18,856        13,929     13,899       34,014     10,222      10,192      34,014
         14                 19,799        14,381     14,351       34,014     10,045      10,015      34,014
         15                 20,789        14,848     14,818       34,014      9,804       9,774      34,014
         16                 21,829        15,331     15,301       34,014      9,485       9,455      34,014
         17                 22,920        15,830     15,800       34,014      9,066       9,036      34,014
         18                 24,066        16,347     16,317       34,014      8,521       8,491      34,014
         19                 25,270        16,882     16,852       34,014      7,816       7,786      34,014
         20                 26,533        17,436     17,406       34,014      6,912       6,882      34,014
         21                 27,860        18,009     17,979       34,014      5,767       5,737      34,014
         22                 29,253        18,601     18,571       34,014      4,328       4,298      34,014
         23                 30,715        19,214     19,184       34,014      2,536       2,506      34,014
         24                 32,251        19,849     19,819       34,014        307         277      34,014
         25                 33,864        20,505     20,475       34,014         --          --          --

         35                 55,160        28,456     28,426       34,014         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,678      8,704       34,014      9,551       8,590      34,014
          2                 11,025         9,337      8,420       34,014      9,066       8,175      34,014
          3                 11,576         9,007      8,143       34,014      8,576       7,753      34,014
          4                 12,155         8,687      8,006       34,014      8,080       7,444      34,014
          5                 12,763         8,378      7,741       34,014      7,575       6,996      34,014
          6                 13,401         8,079      7,645       34,014      7,059       6,676      34,014
          7                 14,071         7,789      7,389       34,014      6,525       6,185      34,014
          8                 14,775         7,509      7,291       34,014      5,967       5,788      34,014
          9                 15,513         7,238      7,045       34,014      5,377       5,226      34,014
         10                 16,289         6,976      6,946       34,014      4,748       4,718      34,014
         11                 17,103         6,776      6,746       34,014      4,111       4,081      34,014
         12                 17,959         6,581      6,551       34,014      3,420       3,390      34,014
         13                 18,856         6,391      6,361       34,014      2,671       2,641      34,014
         14                 19,799         6,205      6,175       34,014      1,862       1,832      34,014
         15                 20,789         6,024      5,994       34,014        979         949      34,014
         16                 21,829         5,847      5,817       34,014          9         (21)     34,014
         17                 22,920         5,675      5,645       34,014         --          --          --
         18                 24,066         5,507      5,477       34,014         --          --          --
         19                 25,270         5,343      5,313       34,014         --          --          --
         20                 26,533         5,183      5,153       34,014         --          --          --
         21                 27,860         5,027      4,997       34,014         --          --          --
         22                 29,253         4,875      4,845       34,014         --          --          --
         23                 30,715         4,727      4,697       34,014         --          --          --
         24                 32,251         4,582      4,552       34,014         --          --          --
         25                 33,864         4,440      4,410       34,014         --          --          --

         35                 55,160         3,204      3,174       34,014         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,484      9,704       34,014     10,350       9,570      34,014
          2                 11,025        11,416     10,636       34,014     11,135      10,355      34,014
          3                 11,576        12,434     11,654       34,014     11,990      11,210      34,014
          4                 12,155        13,546     12,916       34,014     12,927      12,297      34,014
          5                 12,763        14,761     14,131       34,014     13,952      13,322      34,014
          6                 13,401        16,087     15,657       34,014     15,075      14,645      34,014
          7                 14,071        17,535     17,105       34,014     16,306      15,876      34,014
          8                 14,775        19,116     18,886       34,014     17,653      17,423      34,014
          9                 15,513        20,843     20,613       34,014     19,131      18,901      34,014
         10                 16,289        22,730     22,700       34,014     20,755      20,725      34,014
         11                 17,103        24,827     24,797       34,014     22,580      22,550      34,014
         12                 17,959        27,132     27,102       34,014     24,606      24,576      34,014
         13                 18,856        29,703     29,673       35,049     26,864      26,834      34,014
         14                 19,799        32,536     32,506       38,066     29,391      29,361      34,387
         15                 20,789        35,639     35,609       41,340     32,191      32,161      37,341
         16                 21,829        39,036     39,006       44,891     35,257      35,227      40,545
         17                 22,920        42,768     42,738       48,327     38,624      38,594      43,644
         18                 24,066        46,869     46,839       52,024     42,325      42,295      46,980
         19                 25,270        51,383     51,383       56,006     46,397      46,367      50,573
         20                 26,533        56,341     56,341       61,411     50,842      50,842      55,417
         21                 27,860        61,777     61,777       66,719     55,747      55,747      60,206
         22                 29,253        67,742     67,742       72,484     61,130      61,130      65,409
         23                 30,715        74,249     74,249       79,446     67,002      67,002      71,692
         24                 32,251        81,398     81,398       86,281     73,453      73,453      77,859
         25                 33,864        89,192     89,192       94,543     80,487      80,487      85,315

         35                 55,160       219,625    219,625      230,605    195,268     195,268     205,031
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,918      9,144       34,014      9,785       9,021      34,014
          2                 11,025        10,215      9,435       34,014      9,932       9,157      34,014
          3                 11,576        10,521      9,741       34,014     10,073       9,293      34,014
          4                 12,155        10,838     10,208       34,014     10,207       9,577      34,014
          5                 12,763        11,166     10,536       34,014     10,333       9,703      34,014
          6                 13,401        11,504     11,074       34,014     10,446      10,016      34,014
          7                 14,071        11,853     11,423       34,014     10,543      10,113      34,014
          8                 14,775        12,214     11,984       34,014     10,617      10,387      34,014
          9                 15,513        12,587     12,357       34,014     10,661      10,431      34,014
         10                 16,289        12,973     12,943       34,014     10,670      10,640      34,014
         11                 17,103        13,391     13,361       34,014     10,654      10,624      34,014
         12                 17,959        13,823     13,793       34,014     10,594      10,564      34,014
         13                 18,856        14,271     14,241       34,014     10,487      10,457      34,014
         14                 19,799        14,734     14,704       34,014     10,327      10,297      34,014
         15                 20,789        15,213     15,183       34,014     10,106      10,076      34,014
         16                 21,829        15,709     15,679       34,014      9,808       9,778      34,014
         17                 22,920        16,222     16,192       34,014      9,413       9,383      34,014
         18                 24,066        16,753     16,723       34,014      8,895       8,865      34,014
         19                 25,270        17,302     17,272       34,014      8,221       8,191      34,014
         20                 26,533        17,870     17,840       34,014      7,353       7,323      34,014
         21                 27,860        18,457     18,427       34,014      6,249       6,219      34,014
         22                 29,253        19,065     19,035       34,014      4,859       4,829      34,014
         23                 30,715        19,694     19,664       34,014      3,124       3,094      34,014
         24                 32,251        20,345     20,315       34,014        964         934      34,014
         25                 33,864        21,019     20,989       34,014         --          --          --

         35                 55,160        29,179     29,149       34,014         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,351      8,620       34,014      9,219       8,497      34,014
          2                 11,025         9,080      8,369       34,014      8,798       8,108      34,014
          3                 11,576         8,815      8,124       34,014      8,368       7,710      34,014
          4                 12,155         8,557      8,014       34,014      7,927       7,422      34,014
          5                 12,763         8,306      7,778       34,014      7,475       6,996      34,014
          6                 13,401         8,062      7,709       34,014      7,007       6,697      34,014
          7                 14,071         7,824      7,481       34,014      6,518       6,227      34,014
          8                 14,775         7,592      7,410       34,014      6,000       5,850      34,014
          9                 15,513         7,366      7,188       34,014      5,447       5,308      34,014
         10                 16,289         7,146      7,116       34,014      4,851       4,821      34,014
         11                 17,103         6,942      6,912       34,014      4,213       4,183      34,014
         12                 17,959         6,743      6,713       34,014      3,522       3,492      34,014
         13                 18,856         6,548      6,518       34,014      2,774       2,744      34,014
         14                 19,799         6,359      6,329       34,014      1,965       1,935      34,014
         15                 20,789         6,174      6,144       34,014      1,083       1,053      34,014
         16                 21,829         5,994      5,964       34,014        114          84      34,014
         17                 22,920         5,818      5,788       34,014         --          --          --
         18                 24,066         5,647      5,617       34,014         --          --          --
         19                 25,270         5,479      5,449       34,014         --          --          --
         20                 26,533         5,316      5,286       34,014         --          --          --
         21                 27,860         5,157      5,127       34,014         --          --          --
         22                 29,253         5,001      4,971       34,014         --          --          --
         23                 30,715         4,850      4,820       34,014         --          --          --
         24                 32,251         4,702      4,672       34,014         --          --          --
         25                 33,864         4,558      4,528       34,014         --          --          --

         35                 55,160         3,295      3,265       34,014         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,850      9,826       20,001     10,637       9,617      20,001
          2                 11,025        11,739     10,724       20,001     11,289      10,283      20,001
          3                 11,576        12,704     11,702       20,001     11,995      11,005      20,001
          4                 12,155        13,751     12,915       20,001     12,765      11,944      20,001
          5                 12,763        14,887     14,071       20,001     13,610      12,809      20,001
          6                 13,401        16,119     15,528       20,001     14,543      13,967      20,001
          7                 14,071        17,456     16,895       20,001     15,583      15,036      20,001
          8                 14,775        18,911     18,586       20,990     16,753      16,440      20,001
          9                 15,513        20,503     20,221       22,347     18,087      17,811      20,001
         10                 16,289        22,217     22,187       24,216     19,592      19,562      21,355
         11                 17,103        24,274     24,244       26,216     21,402      21,372      23,114
         12                 17,959        26,530     26,500       28,387     23,387      23,357      25,024
         13                 18,856        28,983     28,953       31,011     25,544      25,514      27,332
         14                 19,799        31,677     31,647       33,577     27,915      27,885      29,589
         15                 20,789        34,613     34,583       36,689     30,491      30,461      32,320
         16                 21,829        37,838     37,808       39,729     33,328      33,298      34,994
         17                 22,920        41,351     41,321       43,418     36,411      36,381      38,231
         18                 24,066        45,192     45,162       47,452     39,756      39,726      41,743
         19                 25,270        49,394     49,364       51,864     43,379      43,349      45,548
         20                 26,533        53,990     53,990       56,689     47,298      47,268      49,662
         21                 27,860        59,049     59,049       62,001     51,531      51,531      54,107
         22                 29,253        64,582     64,582       67,811     56,130      56,130      58,937
         23                 30,715        70,634     70,634       74,165     61,087      61,087      64,141
         24                 32,251        77,252     77,252       81,115     66,422      66,422      69,742
         25                 33,864        84,491     84,491       88,715     72,157      72,157      75,764

         35                 55,160       207,095    207,095      209,165    171,480     171,480     173,194
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           21
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,264      9,253       20,001     10,048       9,042      20,001
          2                 11,025        10,504      9,513       20,001     10,036       9,056      20,001
          3                 11,576        10,750      9,782       20,001      9,991       9,037      20,001
          4                 12,155        11,002     10,207       20,001      9,907       9,134      20,001
          5                 12,763        11,262     10,491       20,001      9,777       9,038      20,001
          6                 13,401        11,528     10,982       20,001      9,590       9,080      20,001
          7                 14,071        11,801     11,282       20,001      9,333       8,860      20,001
          8                 14,775        12,081     11,791       20,001      8,990       8,736      20,001
          9                 15,513        12,369     12,108       20,001      8,540       8,318      20,001
         10                 16,289        12,664     12,634       20,001      7,957       7,927      20,001
         11                 17,103        13,072     13,042       20,001      7,278       7,248      20,001
         12                 17,959        13,493     13,463       20,001      6,403       6,373      20,001
         13                 18,856        13,929     13,899       20,001      5,284       5,254      20,001
         14                 19,799        14,381     14,351       20,001      3,862       3,832      20,001
         15                 20,789        14,848     14,818       20,001      2,049       2,019      20,001
         16                 21,829        15,331     15,301       20,001         --          --          --
         17                 22,920        15,830     15,800       20,001         --          --          --
         18                 24,066        16,347     16,317       20,001         --          --          --
         19                 25,270        16,882     16,852       20,001         --          --          --
         20                 26,533        17,436     17,406       20,001         --          --          --
         21                 27,860        18,009     17,979       20,001         --          --          --
         22                 29,253        18,601     18,571       20,001         --          --          --
         23                 30,715        19,214     19,184       20,174         --          --          --
         24                 32,251        19,849     19,819       20,840         --          --          --
         25                 33,864        20,505     20,475       21,529         --          --          --

         35                 55,160        28,480     28,450       28,764         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,678      8,704       20,001      9,459       8,507      20,001
          2                 11,025         9,337      8,420       20,001      8,856       7,985      20,001
          3                 11,576         9,007      8,143       20,001      8,213       7,423      20,001
          4                 12,155         8,687      8,006       20,001      7,524       6,929      20,001
          5                 12,763         8,378      7,741       20,001      6,777       6,256      20,001
          6                 13,401         8,079      7,645       20,001      5,960       5,632      20,001
          7                 14,071         7,789      7,389       20,001      5,055       4,785      20,001
          8                 14,775         7,509      7,291       20,001      4,039       3,908      20,001
          9                 15,513         7,238      7,045       20,001      2,884       2,790      20,001
         10                 16,289         6,976      6,946       20,001      1,560       1,530      20,001
         11                 17,103         6,776      6,746       20,001         35           5      20,001
         12                 17,959         6,581      6,551       20,001         --          --          --
         13                 18,856         6,391      6,361       20,001         --          --          --
         14                 19,799         6,205      6,175       20,001         --          --          --
         15                 20,789         6,024      5,994       20,001         --          --          --
         16                 21,829         5,847      5,817       20,001         --          --          --
         17                 22,920         5,675      5,645       20,001         --          --          --
         18                 24,066         5,507      5,477       20,001         --          --          --
         19                 25,270         5,343      5,313       20,001         --          --          --
         20                 26,533         5,183      5,153       20,001         --          --          --
         21                 27,860         5,027      4,997       20,001         --          --          --
         22                 29,253         4,875      4,845       20,001         --          --          --
         23                 30,715         4,727      4,697       20,001         --          --          --
         24                 32,251         4,582      4,552       20,001         --          --          --
         25                 33,864         4,440      4,410       20,001         --          --          --

         35                 55,160         3,204      3,174       20,001         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           23
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,484      9,704       20,001     10,256       9,476      20,001
          2                 11,025        11,416     10,636       20,001     10,933      10,153      20,001
          3                 11,576        12,434     11,654       20,001     11,671      10,891      20,001
          4                 12,155        13,546     12,916       20,001     12,481      11,851      20,001
          5                 12,763        14,761     14,131       20,001     13,376      12,746      20,001
          6                 13,401        16,087     15,657       20,001     14,372      13,942      20,001
          7                 14,071        17,535     17,105       20,001     15,491      15,061      20,001
          8                 14,775        19,120     18,890       21,223     16,759      16,529      20,001
          9                 15,513        20,866     20,636       22,743     18,216      17,986      20,001
         10                 16,289        22,759     22,729       24,807     19,863      19,833      21,651
         11                 17,103        24,867     24,837       26,856     21,699      21,669      23,434
         12                 17,959        27,179     27,149       29,081     23,712      23,682      25,371
         13                 18,856        29,693     29,663       31,771     25,899      25,869      27,712
         14                 19,799        32,454     32,424       34,400     28,304      28,274      30,001
         15                 20,789        35,462     35,432       37,589     30,916      30,886      32,771
         16                 21,829        38,767     38,737       40,705     33,793      33,763      35,483
         17                 22,920        42,367     42,337       44,484     36,920      36,890      38,765
         18                 24,066        46,304     46,274       48,618     40,312      40,282      42,327
         19                 25,270        50,610     50,610       53,140     43,986      43,956      46,185
         20                 26,533        55,352     55,352       58,119     47,960      47,930      50,358
         21                 27,860        60,539     60,539       63,565     52,253      52,253      54,865
         22                 29,253        66,212     66,212       69,522     56,917      56,917      59,762
         23                 30,715        72,416     72,416       76,036     61,942      61,942      65,039
         24                 32,251        79,202     79,202       83,161     67,352      67,352      70,719
         25                 33,864        86,623     86,623       90,954     73,168      73,168      76,825

         35                 55,160       212,320    212,320      214,443    173,881     173,881     175,619
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,918      9,144       20,001      9,688       8,931      20,001
          2                 11,025        10,215      9,435       20,001      9,718       8,959      20,001
          3                 11,576        10,521      9,741       20,001      9,716       8,957      20,001
          4                 12,155        10,838     10,208       20,001      9,677       9,067      20,001
          5                 12,763        11,166     10,536       20,001      9,594       8,988      20,001
          6                 13,401        11,504     11,074       20,001      9,457       9,048      20,001
          7                 14,071        11,853     11,423       20,001      9,252       8,852      20,001
          8                 14,775        12,214     11,984       20,001      8,964       8,755      20,001
          9                 15,513        12,587     12,357       20,001      8,571       8,369      20,001
         10                 16,289        12,973     12,943       20,001      8,048       8,018      20,001
         11                 17,103        13,391     13,361       20,001      7,380       7,350      20,001
         12                 17,959        13,823     13,793       20,001      6,519       6,489      20,001
         13                 18,856        14,271     14,241       20,001      5,417       5,387      20,001
         14                 19,799        14,734     14,704       20,001      4,015       3,985      20,001
         15                 20,789        15,213     15,183       20,001      2,227       2,197      20,001
         16                 21,829        15,709     15,679       20,001         --          --          --
         17                 22,920        16,222     16,192       20,001         --          --          --
         18                 24,066        16,753     16,723       20,001         --          --          --
         19                 25,270        17,302     17,272       20,001         --          --          --
         20                 26,533        17,870     17,840       20,001         --          --          --
         21                 27,860        18,457     18,427       20,001         --          --          --
         22                 29,253        19,065     19,035       20,018         --          --          --
         23                 30,715        19,694     19,664       20,679         --          --          --
         24                 32,251        20,345     20,315       21,362         --          --          --
         25                 33,864        21,019     20,989       22,069         --          --          --

         35                 55,160        29,203     29,173       29,494         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           25
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,351      8,620       20,001      9,120       8,406      20,001
          2                 11,025         9,080      8,369       20,001      8,572       7,899      20,001
          3                 11,576         8,815      8,124       20,001      7,981       7,353      20,001
          4                 12,155         8,557      8,014       20,001      7,339       6,869      20,001
          5                 12,763         8,306      7,778       20,001      6,636       6,208      20,001
          6                 13,401         8,062      7,709       20,001      5,857       5,593      20,001
          7                 14,071         7,824      7,481       20,001      4,985       4,756      20,001
          8                 14,775         7,592      7,410       20,001      3,997       3,887      20,001
          9                 15,513         7,366      7,188       20,001      2,864       2,777      20,001
         10                 16,289         7,146      7,116       20,001      1,553       1,523      20,001
         11                 17,103         6,942      6,912       20,001         28          (2)     20,001
         12                 17,959         6,743      6,713       20,001         --          --          --
         13                 18,856         6,548      6,518       20,001         --          --          --
         14                 19,799         6,359      6,329       20,001         --          --          --
         15                 20,789         6,174      6,144       20,001         --          --          --
         16                 21,829         5,994      5,964       20,001         --          --          --
         17                 22,920         5,818      5,788       20,001         --          --          --
         18                 24,066         5,647      5,617       20,001         --          --          --
         19                 25,270         5,479      5,449       20,001         --          --          --
         20                 26,533         5,316      5,286       20,001         --          --          --
         21                 27,860         5,157      5,127       20,001         --          --          --
         22                 29,253         5,001      4,971       20,001         --          --          --
         23                 30,715         4,850      4,820       20,001         --          --          --
         24                 32,251         4,702      4,672       20,001         --          --          --
         25                 33,864         4,558      4,528       20,001         --          --          --

         35                 55,160         3,295      3,265       20,001         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,918      9,892       45,872     10,918       9,892      45,872
          2                 11,025        11,880     10,862       45,872     11,880      10,862      45,872
          3                 11,576        12,923     11,917       45,872     12,923      11,917      45,872
          4                 12,155        14,054     13,213       45,872     14,054      13,213      45,872
          5                 12,763        15,278     14,457       45,872     15,278      14,457      45,872
          6                 13,401        16,604     16,008       45,872     16,604      16,008      45,872
          7                 14,071        18,040     17,475       45,872     18,040      17,475      45,872
          8                 14,775        19,593     19,265       45,872     19,593      19,265      45,872
          9                 15,513        21,274     20,991       45,872     21,274      20,991      45,872
         10                 16,289        23,092     23,062       45,872     23,092      23,062      45,872
         11                 17,103        25,264     25,234       45,872     25,262      25,232      45,872
         12                 17,959        27,644     27,614       45,872     27,638      27,608      45,872
         13                 18,856        30,253     30,223       45,872     30,243      30,213      45,872
         14                 19,799        33,120     33,090       45,872     33,108      33,078      45,872
         15                 20,789        36,283     36,253       45,872     36,269      36,239      45,872
         16                 21,829        39,786     39,756       45,872     39,771      39,741      45,872
         17                 22,920        43,664     43,634       49,339     43,647      43,617      49,321
         18                 24,066        47,923     47,893       53,195     47,905      47,875      53,175
         19                 25,270        52,604     52,604       57,338     52,584      52,584      57,316
         20                 26,533        57,751     57,751       62,948     57,729      57,729      62,924
         21                 27,860        63,391     63,391       68,462     63,368      63,368      68,436
         22                 29,253        69,576     69,576       74,446     69,550      69,550      74,418
         23                 30,715        76,325     76,325       81,667     76,296      76,296      81,636
         24                 32,251        83,729     83,729       88,753     83,698      83,698      88,719
         25                 33,864        91,803     91,803       97,311     91,768      91,768      97,274

         35                 55,160       228,623    228,623      240,053    222,858     222,858     234,000
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           27
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,328      9,315       45,872     10,328       9,315      45,872
          2                 11,025        10,629      9,636       45,872     10,629       9,636      45,872
          3                 11,576        10,931      9,960       45,872     10,931       9,960      45,872
          4                 12,155        11,234     10,436       45,872     11,234      10,436      45,872
          5                 12,763        11,536     10,761       45,872     11,536      10,761      45,872
          6                 13,401        11,833     11,285       45,872     11,833      11,285      45,872
          7                 14,071        12,133     11,612       45,872     12,125      11,604      45,872
          8                 14,775        12,441     12,148       45,872     12,405      12,113      45,872
          9                 15,513        12,757     12,495       45,872     12,669      12,408      45,872
         10                 16,289        13,082     13,052       45,872     12,912      12,882      45,872
         11                 17,103        13,524     13,494       45,872     13,233      13,203      45,872
         12                 17,959        13,983     13,953       45,872     13,525      13,495      45,872
         13                 18,856        14,457     14,427       45,872     13,781      13,751      45,872
         14                 19,799        14,949     14,919       45,872     13,993      13,963      45,872
         15                 20,789        15,459     15,429       45,872     14,149      14,119      45,872
         16                 21,829        15,988     15,958       45,872     14,235      14,205      45,872
         17                 22,920        16,535     16,505       45,872     14,231      14,201      45,872
         18                 24,066        17,102     17,072       45,872     14,111      14,081      45,872
         19                 25,270        17,690     17,660       45,872     13,842      13,812      45,872
         20                 26,533        18,299     18,269       45,872     13,385      13,355      45,872
         21                 27,860        18,930     18,900       45,872     12,697      12,667      45,872
         22                 29,253        19,583     19,553       45,872     11,723      11,693      45,872
         23                 30,715        20,261     20,231       45,872     10,402      10,372      45,872
         24                 32,251        20,963     20,933       45,872      8,649       8,619      45,872
         25                 33,864        21,690     21,660       45,872      6,354       6,324      45,872

         35                 55,160        30,581     30,551       45,872         --          --      45,872
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,738      8,759       45,872      9,738       8,759      45,872
          2                 11,025         9,447      8,519       45,872      9,447       8,519      45,872
          3                 11,576         9,155      8,278       45,872      9,155       8,278      45,872
          4                 12,155         8,860      8,165       45,872      8,860       8,165      45,872
          5                 12,763         8,560      7,910       45,872      8,560       7,910      45,872
          6                 13,401         8,268      7,824       45,872      8,253       7,811      45,872
          7                 14,071         7,984      7,575       45,872      7,935       7,529      45,872
          8                 14,775         7,709      7,486       45,872      7,602       7,382      45,872
          9                 15,513         7,443      7,245       45,872      7,248       7,055      45,872
         10                 16,289         7,185      7,155       45,872      6,865       6,835      45,872
         11                 17,103         6,990      6,960       45,872      6,501       6,471      45,872
         12                 17,959         6,800      6,770       45,872      6,090       6,060      45,872
         13                 18,856         6,614      6,584       45,872      5,623       5,593      45,872
         14                 19,799         6,433      6,403       45,872      5,091       5,061      45,872
         15                 20,789         6,256      6,226       45,872      4,480       4,450      45,872
         16                 21,829         6,083      6,053       45,872      3,772       3,742      45,872
         17                 22,920         5,914      5,884       45,872      2,944       2,914      45,872
         18                 24,066         5,748      5,718       45,872      1,963       1,933      45,872
         19                 25,270         5,587      5,557       45,872        788         758      45,872
         20                 26,533         5,429      5,399       45,872         --          --          --
         21                 27,860         5,275      5,245       45,872         --          --          --
         22                 29,253         5,124      5,094       45,872         --          --          --
         23                 30,715         4,977      4,947       45,872         --          --          --
         24                 32,251         4,834      4,804       45,872         --          --          --
         25                 33,864         4,693      4,663       45,872         --          --          --

         35                 55,160         3,455      3,425       45,872         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           29
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,549      9,769       45,872     10,549       9,769      45,872
          2                 11,025        11,553     10,773       45,872     11,553      10,773      45,872
          3                 11,576        12,648     11,868       45,872     12,648      11,868      45,872
          4                 12,155        13,842     13,212       45,872     13,842      13,212      45,872
          5                 12,763        15,146     14,516       45,872     15,146      14,516      45,872
          6                 13,401        16,567     16,137       45,872     16,567      16,137      45,872
          7                 14,071        18,117     17,687       45,872     18,117      17,687      45,872
          8                 14,775        19,807     19,577       45,872     19,807      19,577      45,872
          9                 15,513        21,648     21,418       45,872     21,648      21,418      45,872
         10                 16,289        23,657     23,627       45,872     23,657      23,627      45,872
         11                 17,103        25,888     25,858       45,872     25,888      25,858      45,872
         12                 17,959        28,332     28,302       45,872     28,331      28,301      45,872
         13                 18,856        31,014     30,984       45,872     31,012      30,982      45,872
         14                 19,799        33,965     33,935       45,872     33,963      33,933      45,872
         15                 20,789        37,225     37,195       45,872     37,222      37,192      45,872
         16                 21,829        40,836     40,806       46,961     40,834      40,804      46,959
         17                 22,920        44,820     44,790       50,646     44,818      44,788      50,644
         18                 24,066        49,194     49,164       54,605     49,191      49,161      54,602
         19                 25,270        53,999     53,999       58,858     53,996      53,996      58,855
         20                 26,533        59,283     59,283       64,618     59,279      59,279      64,614
         21                 27,860        65,073     65,073       70,278     65,069      65,069      70,274
         22                 29,253        71,421     71,421       76,420     71,417      71,417      76,416
         23                 30,715        78,349     78,349       83,833     78,345      78,345      83,828
         24                 32,251        85,950     85,950       91,107     85,945      85,945      91,102
         25                 33,864        94,238     94,238       99,892     94,233      94,233      99,886

         35                 55,160       234,687    234,687      246,420    228,842     228,842     240,284
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,979      9,201       45,872      9,979       9,201      45,872
          2                 11,025        10,336      9,556       45,872     10,336       9,556      45,872
          3                 11,576        10,698      9,918       45,872     10,698       9,918      45,872
          4                 12,155        11,065     10,435       45,872     11,065      10,435      45,872
          5                 12,763        11,435     10,805       45,872     11,435      10,805      45,872
          6                 13,401        11,806     11,376       45,872     11,806      11,376      45,872
          7                 14,071        12,184     11,754       45,872     12,175      11,745      45,872
          8                 14,775        12,574     12,344       45,872     12,539      12,309      45,872
          9                 15,513        12,979     12,749       45,872     12,893      12,663      45,872
         10                 16,289        13,397     13,367       45,872     13,230      13,200      45,872
         11                 17,103        13,851     13,821       45,872     13,566      13,536      45,872
         12                 17,959        14,321     14,291       45,872     13,874      13,844      45,872
         13                 18,856        14,808     14,778       45,872     14,148      14,118      45,872
         14                 19,799        15,313     15,283       45,872     14,379      14,349      45,872
         15                 20,789        15,835     15,805       45,872     14,556      14,526      45,872
         16                 21,829        16,377     16,347       45,872     14,665      14,635      45,872
         17                 22,920        16,939     16,909       45,872     14,687      14,657      45,872
         18                 24,066        17,521     17,491       45,872     14,595      14,565      45,872
         19                 25,270        18,123     18,093       45,872     14,359      14,329      45,872
         20                 26,533        18,748     18,718       45,872     13,940      13,910      45,872
         21                 27,860        19,395     19,365       45,872     13,296      13,266      45,872
         22                 29,253        20,066     20,036       45,872     12,375      12,345      45,872
         23                 30,715        20,761     20,731       45,872     11,115      11,085      45,872
         24                 32,251        21,481     21,451       45,872      9,436       9,406      45,872
         25                 33,864        22,227     22,197       45,872      7,230       7,200      45,872

         35                 55,160        31,346     31,316       45,872         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           31
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,409      8,674       45,872      9,409       8,674      45,872
          2                 11,025         9,186      8,467       45,872      9,186       8,467      45,872
          3                 11,576         8,959      8,257       45,872      8,959       8,257      45,872
          4                 12,155         8,726      8,172       45,872      8,726       8,172      45,872
          5                 12,763         8,485      7,946       45,872      8,485       7,946      45,872
          6                 13,401         8,248      7,888       45,872      8,233       7,874      45,872
          7                 14,071         8,017      7,666       45,872      7,968       7,619      45,872
          8                 14,775         7,792      7,606       45,872      7,684       7,500      45,872
          9                 15,513         7,572      7,390       45,872      7,376       7,199      45,872
         10                 16,289         7,357      7,327       45,872      7,038       7,008      45,872
         11                 17,103         7,159      7,129       45,872      6,671       6,641      45,872
         12                 17,959         6,965      6,935       45,872      6,258       6,228      45,872
         13                 18,856         6,776      6,746       45,872      5,789       5,759      45,872
         14                 19,799         6,591      6,561       45,872      5,256       5,226      45,872
         15                 20,789         6,410      6,380       45,872      4,644       4,614      45,872
         16                 21,829         6,233      6,203       45,872      3,935       3,905      45,872
         17                 22,920         6,061      6,031       45,872      3,107       3,077      45,872
         18                 24,066         5,892      5,862       45,872      2,126       2,096      45,872
         19                 25,270         5,727      5,697       45,872        953         923      45,872
         20                 26,533         5,566      5,536       45,872         --          --          --
         21                 27,860         5,409      5,379       45,872         --          --          --
         22                 29,253         5,255      5,225       45,872         --          --          --
         23                 30,715         5,105      5,075       45,872         --          --          --
         24                 32,251         4,959      4,929       45,872         --          --          --
         25                 33,864         4,815      4,785       45,872         --          --          --

         35                 55,160         3,551      3,521       45,872         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,911      9,886       28,491     10,911       9,886      28,491
          2                 11,025        11,853     10,836       28,491     11,853      10,836      28,491
          3                 11,576        12,860     11,855       28,491     12,860      11,855      28,491
          4                 12,155        13,941     13,102       28,491     13,936      13,097      28,491
          5                 12,763        15,116     14,297       28,491     15,088      14,269      28,491
          6                 13,401        16,392     15,798       28,491     16,322      15,728      28,491
          7                 14,071        17,779     17,216       28,491     17,646      17,084      28,491
          8                 14,775        19,286     18,960       28,491     19,073      18,747      28,491
          9                 15,513        20,924     20,642       28,491     20,615      20,334      28,491
         10                 16,289        22,704     22,674       28,491     22,295      22,265      28,491
         11                 17,103        24,836     24,806       28,491     24,338      24,308      28,491
         12                 17,959        27,204     27,174       29,107     26,635      26,605      28,499
         13                 18,856        29,820     29,790       31,907     29,196      29,166      31,239
         14                 19,799        32,689     32,659       34,650     32,005      31,975      33,924
         15                 20,789        35,818     35,788       37,967     35,067      35,037      37,170
         16                 21,829        39,253     39,223       41,216     38,429      38,399      40,350
         17                 22,920        42,995     42,965       45,145     42,092      42,062      44,196
         18                 24,066        47,065     47,035       49,418     46,076      46,046      48,379
         19                 25,270        51,520     51,520       54,095     50,401      50,401      52,920
         20                 26,533        56,432     56,432       59,253     55,121      55,121      57,877
         21                 27,860        61,813     61,813       64,903     60,230      60,230      63,241
         22                 29,253        67,707     67,707       71,091     65,748      65,748      69,035
         23                 30,715        74,162     74,162       77,870     71,702      71,702      75,286
         24                 32,251        81,234     81,234       85,295     78,114      78,114      82,019
         25                 33,864        88,979     88,979       93,428     85,008      85,008      89,257

         35                 55,160       221,213    221,213      223,424    202,956     202,956     204,985
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           33
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,321      9,309       28,491     10,321       9,309      28,491
          2                 11,025        10,602      9,610       28,491     10,602       9,610      28,491
          3                 11,576        10,867      9,896       28,491     10,866       9,896      28,491
          4                 12,155        11,139     10,342       28,491     11,110      10,314      28,491
          5                 12,763        11,419     10,646       28,491     11,329      10,557      28,491
          6                 13,401        11,707     11,160       28,491     11,515      10,970      28,491
          7                 14,071        12,003     11,483       28,491     11,660      11,143      28,491
          8                 14,775        12,307     12,016       28,491     11,751      11,462      28,491
          9                 15,513        12,620     12,358       28,491     11,773      11,514      28,491
         10                 16,289        12,941     12,911       28,491     11,709      11,679      28,491
         11                 17,103        13,378     13,348       28,491     11,635      11,605      28,491
         12                 17,959        13,831     13,801       28,491     11,436      11,406      28,491
         13                 18,856        14,300     14,270       28,491     11,087      11,057      28,491
         14                 19,799        14,787     14,757       28,491     10,553      10,523      28,491
         15                 20,789        15,291     15,261       28,491      9,787       9,757      28,491
         16                 21,829        15,813     15,783       28,491      8,727       8,697      28,491
         17                 22,920        16,354     16,324       28,491      7,280       7,250      28,491
         18                 24,066        16,914     16,884       28,491      5,319       5,289      28,491
         19                 25,270        17,495     17,465       28,491      2,666       2,636      28,491
         20                 26,533        18,097     18,067       28,491         --          --          --
         21                 27,860        18,721     18,691       28,491         --          --          --
         22                 29,253        19,367     19,337       28,491         --          --          --
         23                 30,715        20,037     20,007       28,491         --          --          --
         24                 32,251        20,731     20,701       28,491         --          --          --
         25                 33,864        21,450     21,420       28,491         --          --          --

         35                 55,160        30,237     30,207       30,539         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,732      8,753       28,491      9,732       8,753      28,491
          2                 11,025         9,420      8,495       28,491      9,420       8,495      28,491
          3                 11,576         9,101      8,229       28,491      9,088       8,218      28,491
          4                 12,155         8,791      8,102       28,491      8,733       8,048      28,491
          5                 12,763         8,492      7,846       28,491      8,346       7,711      28,491
          6                 13,401         8,201      7,761       28,491      7,919       7,493      28,491
          7                 14,071         7,920      7,513       28,491      7,440       7,056      28,491
          8                 14,775         7,647      7,425       28,491      6,894       6,691      28,491
          9                 15,513         7,382      7,186       28,491      6,261       6,090      28,491
         10                 16,289         7,126      7,096       28,491      5,518       5,488      28,491
         11                 17,103         6,933      6,903       28,491      4,679       4,649      28,491
         12                 17,959         6,744      6,714       28,491      3,665       3,635      28,491
         13                 18,856         6,560      6,530       28,491      2,439       2,409      28,491
         14                 19,799         6,380      6,350       28,491        954         924      28,491
         15                 20,789         6,204      6,174       28,491         --          --          --
         16                 21,829         6,032      6,002       28,491         --          --          --
         17                 22,920         5,864      5,834       28,491         --          --          --
         18                 24,066         5,700      5,670       28,491         --          --          --
         19                 25,270         5,539      5,509       28,491         --          --          --
         20                 26,533         5,383      5,353       28,491         --          --          --
         21                 27,860         5,230      5,200       28,491         --          --          --
         22                 29,253         5,080      5,050       28,491         --          --          --
         23                 30,715         4,934      4,904       28,491         --          --          --
         24                 32,251         4,791      4,761       28,491         --          --          --
         25                 33,864         4,652      4,622       28,491         --          --          --

         35                 55,160         3,422      3,392       28,491         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           35
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500        10,543      9,763       28,491     10,543       9,763      28,491
          2                 11,025        11,525     10,745       28,491     11,525      10,745      28,491
          3                 11,576        12,582     11,802       28,491     12,582      11,802      28,491
          4                 12,155        13,728     13,098       28,491     13,721      13,091      28,491
          5                 12,763        14,982     14,352       28,491     14,949      14,319      28,491
          6                 13,401        16,353     15,923       28,491     16,275      15,845      28,491
          7                 14,071        17,852     17,422       28,491     17,711      17,281      28,491
          8                 14,775        19,492     19,262       28,491     19,271      19,041      28,491
          9                 15,513        21,286     21,056       28,491     20,974      20,744      28,491
         10                 16,289        23,248     23,218       28,491     22,846      22,816      28,491
         11                 17,103        25,437     25,407       28,491     24,964      24,934      28,491
         12                 17,959        27,880     27,850       29,831     27,347      27,317      29,261
         13                 18,856        30,563     30,533       32,701     29,978      29,948      32,076
         14                 19,799        33,504     33,474       35,514     32,862      32,832      34,834
         15                 20,789        36,712     36,682       38,914     36,008      35,978      38,168
         16                 21,829        40,234     40,204       42,245     39,461      39,431      41,434
         17                 22,920        44,070     44,040       46,273     43,224      43,194      45,384
         18                 24,066        48,242     48,212       50,654     47,315      47,285      49,680
         19                 25,270        52,809     52,809       55,449     51,757      51,757      54,345
         20                 26,533        57,844     57,844       60,736     56,605      56,605      59,435
         21                 27,860        63,360     63,360       66,527     61,850      61,850      64,942
         22                 29,253        69,401     69,401       72,870     67,518      67,518      70,893
         23                 30,715        76,018     76,018       79,819     73,631      73,631      77,312
         24                 32,251        83,266     83,266       87,429     80,216      80,216      84,226
         25                 33,864        91,206     91,206       95,765     87,295      87,295      91,659

         35                 55,160       226,748    226,748      229,015    208,418     208,418     210,502
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.08% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,973      9,195       28,491      9,973       9,195      28,491
          2                 11,025        10,308      9,528       28,491     10,308       9,528      28,491
          3                 11,576        10,634      9,854       28,491     10,631       9,851      28,491
          4                 12,155        10,971     10,341       28,491     10,938      10,308      28,491
          5                 12,763        11,320     10,690       28,491     11,223      10,593      28,491
          6                 13,401        11,680     11,250       28,491     11,480      11,050      28,491
          7                 14,071        12,054     11,624       28,491     11,700      11,270      28,491
          8                 14,775        12,440     12,210       28,491     11,872      11,642      28,491
          9                 15,513        12,840     12,610       28,491     11,980      11,750      28,491
         10                 16,289        13,253     13,223       28,491     12,008      11,978      28,491
         11                 17,103        13,702     13,672       28,491     11,956      11,926      28,491
         12                 17,959        14,166     14,136       28,491     11,783      11,753      28,491
         13                 18,856        14,648     14,618       28,491     11,465      11,435      28,491
         14                 19,799        15,147     15,117       28,491     10,968      10,938      28,491
         15                 20,789        15,664     15,634       28,491     10,248      10,218      28,491
         16                 21,829        16,199     16,169       28,491      9,242       9,212      28,491
         17                 22,920        16,754     16,724       28,491      7,864       7,834      28,491
         18                 24,066        17,329     17,299       28,491      5,990       5,960      28,491
         19                 25,270        17,925     17,895       28,491      3,449       3,419      28,491
         20                 26,533        18,543     18,513       28,491          3         (27)     28,491
         21                 27,860        19,183     19,153       28,491         --          --          --
         22                 29,253        19,846     19,816       28,491         --          --          --
         23                 30,715        20,533     20,503       28,491         --          --          --
         24                 32,251        21,244     21,214       28,491         --          --          --
         25                 33,864        21,982     21,952       28,491         --          --          --

         35                 55,160        30,997     30,967       31,306         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           37
--------------------------------------------------------------------------------
           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.92% NET)


                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUM       -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 10,500         9,403      8,668       28,491      9,403       8,668      28,491
          2                 11,025         9,158      8,441       28,491      9,158       8,441      28,491
          3                 11,576         8,905      8,207       28,491      8,891       8,194      28,491
          4                 12,155         8,658      8,109       28,491      8,596       8,050      28,491
          5                 12,763         8,417      7,882       28,491      8,266       7,740      28,491
          6                 13,401         8,182      7,825       28,491      7,892       7,546      28,491
          7                 14,071         7,953      7,605       28,491      7,463       7,135      28,491
          8                 14,775         7,729      7,544       28,491      6,964       6,794      28,491
          9                 15,513         7,511      7,330       28,491      6,374       6,216      28,491
         10                 16,289         7,298      7,268       28,491      5,670       5,640      28,491
         11                 17,103         7,101      7,071       28,491      4,832       4,802      28,491
         12                 17,959         6,908      6,878       28,491      3,821       3,791      28,491
         13                 18,856         6,720      6,690       28,491      2,600       2,570      28,491
         14                 19,799         6,536      6,506       28,491      1,121       1,091      28,491
         15                 20,789         6,357      6,327       28,491         --          --          --
         16                 21,829         6,181      6,151       28,491         --          --          --
         17                 22,920         6,010      5,980       28,491         --          --          --
         18                 24,066         5,842      5,812       28,491         --          --          --
         19                 25,270         5,679      5,649       28,491         --          --          --
         20                 26,533         5,519      5,489       28,491         --          --          --
         21                 27,860         5,363      5,333       28,491         --          --          --
         22                 29,253         5,210      5,180       28,491         --          --          --
         23                 30,715         5,061      5,031       28,491         --          --          --
         24                 32,251         4,915      4,885       28,491         --          --          --
         25                 33,864         4,773      4,743       28,491         --          --          --

         35                 55,160         3,518      3,488       28,491         --          --          --
------------------------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (Money Market, North American Government Securities, Balanced Growth, Utilities, Dividend Growth, Value-Added Market, Growth, American Opportunities, Global Equity, Developing Growth, Emerging Markets, Diversified Income, Mid-Cap Equity, High Yield, Mid-Cap Value, Emerging Markets Debt, Strategic Stock, and Enterprise sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1999                  Money        North        Balanced    Utilities    Dividend   Value-Added  Growth
                                    Market       American     Growth      Sub-Account  Growth     Market       Sub-Account
                                    Sub-Account  Government   Sub-Account              Sub-Account Sub-Account
                                                 Securities
                                                 Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS INVESTMENTS IN THE
 MORGAN STANLEY DEAN WITTER SELECT
 DIMENSIONS INVESTMENT SERIES:
 -------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
  Shares 57,384
  Cost $57,384
  ........................................................................................................................
    Market Value                      $57,384     $      --     $   --     $      --   $      --  $       --     $    --
 -------------------------------------------------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT
 SECURITIES PORTFOLIO
  Shares 112
  Cost $1,126
  ........................................................................................................................
    Market Value                           --         1,124         --            --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 BALANCED GROWTH PORTFOLIO
  Shares 201
  Cost $2,835
  ........................................................................................................................
    Market Value                           --            --      2,935            --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 UTILITIES PORTFOLIO
  Shares 1,337
  Cost $22,583
  ........................................................................................................................
    Market Value                           --            --         --        35,102          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 DIVIDEND GROWTH PORTFOLIO
  Shares 5,939
  Cost $118,514
  ........................................................................................................................
    Market Value                           --            --         --            --     118,311          --          --
 -------------------------------------------------------------------------------------------------------------------------
 VALUE-ADDED MARKET PORTFOLIO
  Shares 1,198
  Cost $23,086
  ........................................................................................................................
    Market Value                           --            --         --            --          --      24,606          --
 -------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO
  Shares 78
  Cost $1,153
  ........................................................................................................................
    Market Value                           --            --         --            --          --          --       1,808
 -------------------------------------------------------------------------------------------------------------------------
 AMERICAN OPPORTUNITIES PORTFOLIO
  Shares 2,313
  Cost $48,168
  ........................................................................................................................
    Market Value                           --            --         --            --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY PORTFOLIO
  Shares 2,599
  Cost $37,175
  ........................................................................................................................
    Market Value                           --            --         --            --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  --            --         --            --          --          --          --
  ........................................................................................................................
 Receivable for fund shares sold           --            --         --            --          --          --          --
  ........................................................................................................................
 Total Assets                          57,384         1,124      2,935        35,102     118,311      24,606       1,808
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                  --            --         --            --          --          --          --
  ........................................................................................................................
 Payable for fund shares purchased         --            --         --            --          --          --          --
  ........................................................................................................................
 Total Liabilities                         --            --         --            --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $57,384     $   1,124     $2,935     $  35,102   $ 118,311  $   24,606     $ 1,808
 -------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  American    Global
                                    Opportunities Equity
                                    Sub-Account Sub-Account

 ------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS INVESTMENTS IN THE
 MORGAN STANLEY DEAN WITTER SELECT
 DIMENSIONS INVESTMENT SERIES:
 -------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO
  Shares 57,384
  Cost $57,384
  ................................
    Market Value                    $       --  $       --
 --------------------------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT
 SECURITIES PORTFOLIO
  Shares 112
  Cost $1,126
  ................................
    Market Value                            --          --
 ---------------------------------------------------------------------------------------------------------------
 BALANCED GROWTH PORTFOLIO
  Shares 201
  Cost $2,835
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 UTILITIES PORTFOLIO
  Shares 1,337
  Cost $22,583
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 DIVIDEND GROWTH PORTFOLIO
  Shares 5,939
  Cost $118,514
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 VALUE-ADDED MARKET PORTFOLIO
  Shares 1,198
  Cost $23,086
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO
  Shares 78
  Cost $1,153
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 AMERICAN OPPORTUNITIES PORTFOLIO
  Shares 2,313
  Cost $48,168
  ................................
    Market Value                        75,411          --
 -------------------------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY PORTFOLIO
  Shares 2,599
  Cost $37,175
  ................................
    Market Value                            --      51,021
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --          --
  ................................
 Receivable for fund shares sold            --          --
  ................................
 Total Assets                           75,411      51,021
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --           1
  ................................
 Payable for fund shares purchased          --          --
  ................................
 Total Liabilities                          --           1
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $   75,411  $   51,020
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  Developing   Emerging     Diversified Mid-Cap      High Yield Mid-Cap      Emerging
                                    Growth       Markets      Income      Equity       Sub-Account Value       Markets
                                    Sub-Account  Sub-Account  Sub-Account Sub-Account             Sub-Account  Debt
                                                                                                               Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS INVESTMENTS IN THE
 MORGAN STANLEY DEAN WITTER SELECT
 DIMENSIONS INVESTMENT SERIES:
 -------------------------------------------------------------------------------------------------------------------------
 DEVELOPING GROWTH PORTFOLIO
  Shares 1,933
  Cost $36,861
  ........................................................................................................................
    Market Value                      $77,410     $      --    $    --     $      --   $      --  $       --     $    --
 -------------------------------------------------------------------------------------------------------------------------
 EMERGING MARKETS PORTFOLIO
  Shares 83
  Cost $1,016
  ........................................................................................................................
    Market Value                           --         1,209         --            --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED INCOME PORTFOLIO
  Shares 3,273
  Cost $33,365
  ........................................................................................................................
    Market Value                           --            --     29,322            --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 MID-CAP EQUITY PORTFOLIO
  Shares 403
  Cost $4,264
  ........................................................................................................................
    Market Value                           --            --         --         9,125          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL FUNDS INC.:
 -------------------------------------------------------------------------------------------------------------------------
 HIGH YIELD PORTFOLIO
  Shares 105
  Cost $1,149
  ........................................................................................................................
    Market Value                           --            --         --            --       1,077          --          --
 -------------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE PORTFOLIO
  Shares 78
  Cost $1,179
  ........................................................................................................................
    Market Value                           --            --         --            --          --       1,213          --
 -------------------------------------------------------------------------------------------------------------------------
 EMERGING MARKETS DEBT PORTFOLIO
  Shares 2,576
  Cost $23,778
  ........................................................................................................................
    Market Value                           --            --         --            --          --          --      17,803
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN VAN KAMPEN LIFE
 INVESTMENT TRUST:
 -------------------------------------------------------------------------------------------------------------------------
 STRATEGIC STOCK PORTFOLIO
  Shares 88
  Cost $1,013
  ........................................................................................................................
    Market Value                           --            --         --            --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 ENTERPRISE PORTFOLIO
  Shares 51
  Cost $1,081
  ........................................................................................................................
    Market Value                           --            --         --            --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  --            --         --            --          --          --          --
  ........................................................................................................................
 Receivable for fund shares sold           --            --         --            --          --          --          --
  ........................................................................................................................
 Total Assets                          77,410         1,209     29,322         9,125       1,077       1,213      17,803
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                  --            --         --            --          --          --          --
  ........................................................................................................................
 Payable for fund shares purchased         --            --         --            --          --          --          --
  ........................................................................................................................
 Total Liabilities                         --            --         --            --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $77,410     $   1,209    $29,322     $   9,125   $   1,077  $    1,213     $17,803
 -------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  Strategic   Enterprise
                                    Stock       Sub-Account
                                    Sub-Account

 -------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS INVESTMENTS IN THE
 MORGAN STANLEY DEAN WITTER SELECT
 DIMENSIONS INVESTMENT SERIES:
 -------------------------------------------------------------------------------------------------------------------------
 DEVELOPING GROWTH PORTFOLIO
  Shares 1,933
  Cost $36,861
  ................................
    Market Value                    $       --  $       --
 -------------------------------------------------------------------------------------------------------------------------
 EMERGING MARKETS PORTFOLIO
  Shares 83
  Cost $1,016
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED INCOME PORTFOLIO
  Shares 3,273
  Cost $33,365
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 MID-CAP EQUITY PORTFOLIO
  Shares 403
  Cost $4,264
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL FUNDS INC.:
 -------------------------------------------------------------------------------------------------------------------------
 HIGH YIELD PORTFOLIO
  Shares 105
  Cost $1,149
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE PORTFOLIO
  Shares 78
  Cost $1,179
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 EMERGING MARKETS DEBT PORTFOLIO
  Shares 2,576
  Cost $23,778
  ................................
    Market Value                            --          --
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN VAN KAMPEN LIFE
 INVESTMENT TRUST:
 -------------------------------------------------------------------------------------------------------------------------
 STRATEGIC STOCK PORTFOLIO
  Shares 88
  Cost $1,013
  ................................
    Market Value                         1,028          --
 -------------------------------------------------------------------------------------------------------------------------
 ENTERPRISE PORTFOLIO
  Shares 51
  Cost $1,081
  ................................
    Market Value                            --       1,334
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --          --
  ................................
 Receivable for fund shares sold            --          --
  ................................
 Total Assets                            1,028       1,334
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --          --
  ................................
 Payable for fund shares purchased          --          --
  ................................
 Total Liabilities                          --          --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $    1,028  $    1,334
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 December 31, 1999                             Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable Life Contracts:
  Money Market Portfolio                          50,447   $ 1.137500    $ 57,384
  .................................................................................
  North American Government Securities
    Portfolio                                        100    11.235263       1,124
  .................................................................................
  Balanced Growth Portfolio                          221    13.268484       2,935
  .................................................................................
  Utilities Portfolio                              1,623    21.631144      35,102
  .................................................................................
  Dividend Growth Portfolio                        8,807    13.433818     118,311
  .................................................................................
  Value-Added Market Portfolio                     1,689    14.569531      24,606
  .................................................................................
  Growth Portfolio                                   100    18.084596       1,808
  .................................................................................
  American Opportunities Portfolio                 2,930    25.733152      75,411
  .................................................................................
  Global Equity Portfolio                          3,303    15.446837      51,020
  .................................................................................
  Developing Growth Portfolio                      3,063    25.271683      77,410
  .................................................................................
  Emerging Markets Portfolio                         100    12.088774       1,209
  .................................................................................
  Diversified Income Portfolio                     2,695    10.881692      29,322
  .................................................................................
  Mid-Cap Equity Portfolio                           380    24.040915       9,125
  .................................................................................
  High Yield Portfolio                               100    10.767198       1,077
  .................................................................................
  Mid-Cap Value Portfolio                            100    12.129625       1,213
  .................................................................................
  Emerging Markets Debt Portfolio                  2,028     8.777081      17,803
  .................................................................................
  Strategic Stock Portfolio                          100    10.280613       1,028
  .................................................................................
  Enterprise Portfolio                               100    13.335134       1,334
  .................................................................................
 GRAND TOTAL                                                             $507,222
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Money        North        Balanced    Utilities    Dividend   Value-Added  Growth
 December 31, 1999                  Market       American     Growth      Sub-Account  Growth     Market       Sub-Account
                                    Sub-Account  Government   Sub-Account              Sub-Account Sub-Account
                                                 Securities
                                                 Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $ 1,496     $      50     $  132     $     484   $   2,189  $      276     $    --
  ........................................................................................................................
  Net investment income                 1,496            50        132           484       2,189         276          --
  ........................................................................................................................
  Capital gains income                     --            --        489           211      10,067         903         112
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions                  --            --        (31)          729         954          43          --
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                      --           (13)      (447)        9,952     (13,521)      1,623         395
  ........................................................................................................................
  Net (loss) gain on investments           --           (13)      (478)       10,681     (12,567)      1,666         395
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         $ 1,496     $      37     $  143     $  11,376   $    (311) $    2,845     $   507
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 American    Global
 December 31, 1999                  Opportunities Equity
                                    Sub-Account* Sub-Account

 ------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $      189  $      115
  ................................
  Net investment income                    189         115
  ................................
  Capital gains income                   5,387          --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions                  889         311
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   21,069      11,619
  ................................
  Net (loss) gain on investments        21,958      11,930
 -------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $   27,534  $   12,045
 --------------------------------------------------------------------------------------------------

* Formerly American Value Sub-Account; change effective May 1, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the year Ended                 Developing   Emerging     Diversified Mid-Cap      High Yield Mid-Cap      Emerging
 December 31, 1999                  Growth       Markets      Income      Equity       Sub-Account Value       Markets
                                    Sub-Account  Sub-Account  Sub-Account Sub-Account*            Sub-Account  Debt
                                                                                                               Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $    28     $       1    $ 2,609     $      37   $      81  $        2     $ 2,275
  ........................................................................................................................
  Net investment income                    28             1      2,609            37          81           2       2,275
  ........................................................................................................................
  Capital gains income                     --            --         --            --          --         145          --
  ........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions               1,381            --        (27)        1,280          --          --          51
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  37,162           549     (3,155)        4,213         (10)         60       1,949
  ........................................................................................................................
  Net gain (loss) on investments       38,543           549     (3,182)        5,493         (10)         60       2,000
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         $38,571     $     550    $  (573)    $   5,530   $      71  $      207     $ 4,275
 -------------------------------------------------------------------------------------------------------------------------

 For the year Ended                 Strategic   Enterprise
 December 31, 1999                  Stock       Sub-Account
                                    Sub-Account

 ---------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $       10  $        3
  ................................
  Net investment income                     10           3
  ................................
  Capital gains income                       3          78
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions                   --          --
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                      (18)        193
  ................................
  Net gain (loss) on investments           (18)        193
 -------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $       (5) $      274
 -------------------------------------------------------------------------------------------------------------------------

* Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Money        North        Balanced    Utilities    Dividend   Value-Added  Growth
 December 31, 1999                  Market       American     Growth      Sub-Account  Growth     Market       Sub-Account
                                    Sub-Account  Government   Sub-Account              Sub-Account Sub-Account
                                                 Securities
                                                 Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $ 1,496     $      50     $  132     $     484   $   2,189  $      276     $    --
  ........................................................................................................................
  Capital gains income                     --            --        489           211      10,067         903         112
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions                  --            --        (31)          729         954          43          --
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                      --           (13)      (447)        9,952     (13,521)      1,623         395
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          1,496            37        143        11,376        (311)      2,845         507
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            61,367            --         --            --          --          --          --
  ........................................................................................................................
  Net transfers                       (26,487)           --         --            --      (3,532)         --          --
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                           (1,394)           --     (1,349)       (2,354)     (2,344)     (1,631)         --
  ........................................................................................................................
  Loan withdrawals                         --            --         --            --          --          --          --
  ........................................................................................................................
  Cost of insurance                      (574)           --        (46)         (431)     (1,890)       (370)         --
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       32,912            --     (1,395)       (2,785)     (7,766)     (2,001)         --
  ........................................................................................................................
  Total increase (decrease) in net
    assets                             34,408            37     (1,252)        8,591      (8,077)        844         507
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                  22,976         1,087      4,187        26,511     126,388      23,762       1,301
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $57,384     $   1,124     $2,935     $  35,102   $ 118,311  $   24,606     $ 1,808
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 American    Global
 December 31, 1999                  Opportunities Equity
                                    Sub-Account* Sub-Account

 ------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $      189  $      115
  ................................
  Capital gains income                   5,387          --
  ................................
  Net realized (loss) gain on
    security transactions                  889         311
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   21,069      11,619
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          27,534      12,045
  ................................
 UNIT TRANSACTIONS:
  Purchases                                 --          --
  ................................
  Net transfers                         16,776      13,244
  ................................
  Surrenders for benefit payments
    and fees                            (3,044)     (1,396)
  ................................
  Loan withdrawals                          --          --
  ................................
  Cost of insurance                       (882)       (608)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        12,850      11,240
  ................................
  Total increase (decrease) in net
    assets                              40,384      23,285
  ................................
 NET ASSETS:
  Beginning of period                   35,027      27,735
 -------------------------------------------------------------------------------------
  END OF PERIOD                     $   75,411  $   51,020
 --------------------------------------------------------------------------------------------------

* Formerly American Value Sub-Account; change effective May 1, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Developing   Emerging     Diversified Mid-Cap      High Yield Mid-Cap      Emerging
 December 31, 1999                  Growth       Markets      Income      Equity       Sub-Account Value       Markets
                                    Sub-Account  Sub-Account  Sub-Account Sub-Account*            Sub-Account  Debt
                                                                                                               Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income               $    28     $       1    $ 2,609     $      37   $      81  $        2     $ 2,275
  ........................................................................................................................
  Capital gains income                     --            --         --            --          --         145          --
  ........................................................................................................................
  Net realized (loss) gain on
    security transactions               1,381            --        (27)        1,280          --          --          51
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  37,162           549     (3,155)        4,213         (10)         60       1,949
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         38,571           550       (573)        5,530          71         207       4,275
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --            --         --            --          --          --          --
  ........................................................................................................................
  Net transfers                            --            --         --            --          --          --          --
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                           (2,880)           --     (1,336)       (2,436)         --          --        (998)
  ........................................................................................................................
  Loan withdrawals                         --            --         --            --          --          --          --
  ........................................................................................................................
  Cost of insurance                      (767)           --       (464)          (89)         --          --        (239)
  ........................................................................................................................
  Net (decrease) in net assets
    resulting from unit
    transactions                       (3,647)           --     (1,800)       (2,525)         --          --      (1,237)
  ........................................................................................................................
  Total increase (decrease) in net
    assets                             34,924           550     (2,373)        3,005          71         207       3,038
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                  42,486           659     31,695         6,120       1,006       1,006      14,765
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $77,410     $   1,209    $29,322     $   9,125   $   1,077  $    1,213     $17,803
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Strategic   Enterprise
 December 31, 1999                  Stock       Sub-Account
                                    Sub-Account

 ---------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $       10  $        3
  ................................
  Capital gains income                       3          78
  ................................
  Net realized (loss) gain on
    security transactions                   --          --
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                      (18)        193
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                              (5)        274
  ................................
 UNIT TRANSACTIONS:
  Purchases                                 --          --
  ................................
  Net transfers                             --          --
  ................................
  Surrenders for benefit payments
    and fees                                --          --
  ................................
  Loan withdrawals                          --          --
  ................................
  Cost of insurance                         --          --
  ................................
  Net (decrease) in net assets
    resulting from unit
    transactions                            --          --
  ................................
  Total increase (decrease) in net
    assets                                  (5)        274
  ................................
 NET ASSETS:
  Beginning of period                    1,033       1,060
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $    1,028  $    1,334
 -------------------------------------------------------------------------------------------------------------------------

* Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Money        North        Balanced    Utilities    Dividend   Value-Added  Growth
 December 31, 1998                  Market       American     Growth      Sub-Account  Growth     Market       Sub-Account
                                    Sub-Account  Government   Sub-Account              Sub-Account Sub-Account
                                                 Securities
                                                 Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  ........................................................................................................................
  Net investment income (loss)       $   1,723    $      47     $  108     $     310   $   1,991  $      170     $    --
  ........................................................................................................................
  Capital gains income                      --           --         86           273       4,319         331          34
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions                   --           --         --             2       5,289          (3)         --
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                       --           (2)       338         2,358       9,599        (249)        118
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                           1,723           45        532         2,943      21,198         249         152
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            164,406           --         --            --          --          --          --
  ........................................................................................................................
  Net transfers                        (54,386)          --         --        22,647       1,712      22,647          --
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                          (110,832)          --        (50)         (225)     (3,479)       (212)         --
  ........................................................................................................................
  Loan withdrawals                          --           --         --            --       1,673          --          --
  ........................................................................................................................
  Cost of insurance                       (302)          --        (18)          (86)       (674)        (80)         --
  ........................................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                        (1,114)          --        (68)       22,336        (768)     22,355          --
  ........................................................................................................................
  Total increase (decrease) in net
    assets                                 609           45        464        25,279      20,430      22,604         152
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                   22,367        1,042      3,723         1,232     105,958       1,158       1,149
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $  22,976    $   1,087     $4,187     $  26,511   $ 126,388  $   23,762     $ 1,301
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 American    Global
 December 31, 1998                  Opportunities Equity
                                    Sub-Account* Sub-Account

 ------------------------------------------------------------------------
 OPERATIONS:
  ................................
  Net investment income (loss)      $      167  $      388
  ................................
  Capital gains income                   1,308          96
  ................................
  Net realized gain (loss) on
    security transactions                5,367       5,127
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                    3,491       2,441
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          10,333       8,052
  ................................
 UNIT TRANSACTIONS:
  Purchases                                 --          --
  ................................
  Net transfers                        (20,608)    (37,288)
  ................................
  Surrenders for benefit payments
    and fees                            (2,132)     (2,292)
  ................................
  Loan withdrawals                       1,673       1,723
  ................................
  Cost of insurance                       (164)       (222)
  ................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                       (21,231)    (38,079)
  ................................
  Total increase (decrease) in net
    assets                             (10,898)    (30,027)
  ................................
 NET ASSETS:
  Beginning of period                   45,925      57,762
 -------------------------------------------------------------------------------------
  END OF PERIOD                     $   35,027  $   27,735
 --------------------------------------------------------------------------------------------------

* Formerly American Value Sub-Account; change effective May 1, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 Developing   Emerging     Diversified Mid-Cap      High Yield Mid-Cap      Emerging
 December 31, 1998                  Growth       Markets      Income      Equity       Sub-Account* Value      Markets
                                    Sub-Account  Sub-Account  Sub-Account Sub-Account**           Sub-Account* Debt
                                                                                                               Sub-Account*
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income               $    76     $       9    $ 1,650     $      39   $      57  $        2     $ 1,756
  ........................................................................................................................
  Capital gains income                     58             2         42            53          11          29          --
  ........................................................................................................................
  Net realized (loss) on security
    transactions                          (34)       (1,107)        --            --          --          --         (60)
  ........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   1,841          (281)      (947)          236         (62)        (26)     (7,924)
  ........................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                          1,941        (1,377)       745           328           6           5      (6,228)
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --            --         --            --       1,000       1,000       1,000
  ........................................................................................................................
  Net transfers                        21,315         1,107     22,647            --          --          --      20,208
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                             (510)            1       (367)          (84)         --           1        (155)
  ........................................................................................................................
  Loan withdrawals                         --            --         --            --          --          --          --
  ........................................................................................................................
  Cost of insurance                      (192)           --       (137)          (30)         --          --         (60)
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       20,613         1,108     22,143          (114)      1,000       1,001      20,993
  ........................................................................................................................
  Total (decrease) increase in net
    assets                             22,554          (269)    22,888           214       1,006       1,006      14,765
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                  19,932           928      8,807         5,906          --          --          --
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $42,486     $     659    $31,695     $   6,120   $   1,006  $    1,006     $14,765
 -------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Strategic   Enterprise
 December 31, 1998                  Stock       Sub-Account*
                                    Sub-Account*

 ---------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $       --  $       --
  ................................
  Capital gains income                      --          --
  ................................
  Net realized (loss) on security
    transactions                            --          --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                       33          60
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                              33          60
  ................................
 UNIT TRANSACTIONS:
  Purchases                              1,000       1,000
  ................................
  Net transfers                             --          --
  ................................
  Surrenders for benefit payments
    and fees                                --          --
  ................................
  Loan withdrawals                          --          --
  ................................
  Cost of insurance                         --          --
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         1,000       1,000
  ................................
  Total (decrease) increase in net
    assets                               1,033       1,060
  ................................
 NET ASSETS:
  Beginning of period                       --          --
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $    1,033  $    1,060
 -------------------------------------------------------------------------------------------------------------------------

 * From inception, April 1, 1998, to December 31, 1998.
** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in various mutual funds (the Funds) as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investment in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Morgan Stanley Dean Witter Universal Funds, Inc. and Van Kampen Life Investment Trust are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE CHARGE -- In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

B) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) TAX EXPENSE CHARGE -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               1999         1998         1997
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Premiums and other considerations                           $2,045       $2,218       $1,637
  Net investment income                                        1,359        1,759        1,368
  Net realized capital gains (losses)                             (4)          (2)           4
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,400        3,975        3,009
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,574        1,911        1,379
  Amortization of deferred policy acquisition costs              539          431          335
  Dividends to policyholders                                     104          329          240
  Other expenses                                                 631          766          586
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,848        3,437        2,540
----------------------------------------------------------------------------------------------
  Income before income tax expense                               552          538          469
  Income tax expense                                             191          188          167
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  361       $  350       $  302
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     1999           1998
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,923 and $14,505)                         $ 13,499       $ 14,818
  Equity securities, at fair value                                       56             31
  Policy loans, at outstanding balance                                4,187          6,684
  Other investments                                                     342            264
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,084         21,797
------------------------------------------------------------------------------------------
  Cash                                                                   55             17
  Premiums receivable and agents' balances                               29             17
  Reinsurance recoverables                                            1,274          1,257
  Deferred policy acquisition costs                                   4,013          3,754
  Deferred income tax                                                   459            464
  Other assets                                                          654            695
  Separate account assets                                           110,397         90,262
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $134,965       $118,263
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,332       $  3,595
  Other policyholder funds                                           16,004         19,615
  Other liabilities                                                   1,613          2,094
  Separate account liabilities                                      110,397         90,262
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        132,346        115,566
------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                            (255)           184
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)           (255)           184
------------------------------------------------------------------------------------------
  Retained earnings                                                   1,823          1,462
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          2,619          2,697
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $134,965       $118,263
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Changes in net unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive income (loss)                                                              (439)
  Total comprehensive income (loss)                                                                   (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
Dividends                                                                                (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------
1997
Balance, December 31, 1996                    $6     $1,045          $  30           $  811        $1,892
Comprehensive income
  Net income                                  --         --             --              302           302
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --            149               --           149
Total other comprehensive income                                                                      149
  Total comprehensive income                                                                          451
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1997    $6     $1,045          $ 179           $1,113        $2,343
-------------------------------------------------------------------------------------------------------------

(1) Net unrealized capital gain (loss) on securities is reflected net of tax of $(236), $3 and $80, for the years ended December 31, 1999, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for after-tax gains (losses) realized in net income of $(2), $(1) and $2 for the years ended December 31, 1999, 1998 and 1997, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   361    $   350    $   302
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                   (18)       (23)         8
  Net realized capital losses (gains)                               4          2         (4)
  Loss due to commutation of reinsurance                           16         --         --
  (Increase) decrease in premiums receivable and agents'
   balances                                                       (18)         1        119
  (Decrease) increase in other liabilities                       (263)       (79)       223
  Change in receivables, payables, and accruals                   125         83        107
  (Decrease) increase in accrued taxes                           (163)        60        126
  Decrease (increase) in deferred income tax                      241       (118)        40
  Increase in deferred policy acquisition costs                  (358)      (439)      (555)
  Increase in future policy benefits                              797        536        585
  Increase in reinsurance recoverables                           (318)      (101)       (31)
  Other, net                                                      (81)        99         52
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      325        371        972
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,753)    (6,061)    (6,869)
  Sales of investments                                          6,383      4,901      4,256
  Maturity of investments                                       1,818      1,761      2,329
  Purchases of affiliates and other                               (25)        --         --
--------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES    2,423        601       (284)
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                  38        (37)        11
  Cash -- beginning of year                                        17         54         43
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    55    $    17    $    54
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   111    $   263    $     9
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (HLAI) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to its insurance subsidiaries to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) life insurance for income protection and estate planning; (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP
No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin January 1, 2001. SFAS No. 133 establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued SOP No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. This SOP is effective for financial statements for fiscal years beginning after June 15, 1999 and is not expected to have a material impact on the Company's financial condition or results of operations.

(D) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues ratably over the policy period.

(E) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 34%, 35% and 33% in 1999, 1998 and 1997, respectively, of total insurance in force.

(F) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(G) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. Hartford Life Insurance Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

Cash flows from futures, options and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                     1999         1998        1997
                                                                     ------------------------------
Commissions                                                          $ 887       $1,069       $ 976
Deferred acquisition costs                                            (898)        (891)       (862)
Other                                                                  642          588         472
                                                                     ------------------------------
                                        TOTAL OTHER EXPENSES         $ 631       $  766       $ 586
                                                                     ------------------------------

(J) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(K) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. These reserves are based on account values, which represent the balance that accrues to the benefit of policyholders.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    1999         1998         1997
                                                                   --------------------------------
Interest income from fixed maturities                              $  934       $  952       $  932
Interest income from policy loans                                     391          789          425
Income from other investments                                          48           32           26
                                                                   --------------------------------
Gross investment income                                             1,373        1,773        1,383
Less: Investment expenses                                              14           14           15
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,359       $1,759       $1,368
                                                                   --------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Fixed maturities                                                   $(7)       $(28)      $(7)
Equity securities                                                    2         21         12
Real estate and other                                                1          5         (1)
                                                                   --------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)       $(4)       $(2)       $ 4
                                                                   --------------------------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Gross unrealized capital gains                                     $ 9        $ 2        $14
Gross unrealized capital losses                                     (2)        (1)        --
                                                                   --------------------------
Net unrealized capital gains                                         7          1         14
Deferred income tax expense                                          2         --          5
                                                                   --------------------------
Net unrealized capital gains, net of tax                             5          1          9
Balance -- beginning of year                                         1          9          8
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES       $ 4        $(8)       $ 1
                                                                   --------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                       For the years ended
                                                                           December 31,
                                                                   ----------------------------
                                                                   1999        1998        1997
                                                                   ----------------------------
Gross unrealized capital gains                                     $  48       $ 421       $371
Gross unrealized capital losses                                     (472)       (108)       (80)
Unrealized capital (gains) losses credited to policyholders           24         (32)       (30)
                                                                   ----------------------------
Net unrealized capital gains (losses)                               (400)        281        261
Deferred income tax expense (benefit)                               (140)         98         91
                                                                   ----------------------------
Net unrealized capital gains (losses), net of tax                   (260)        183        170
Balance -- beginning of year                                         183         170         22
                                                                   ----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $(443)      $  13       $148
                                                                   ----------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                              As of December 31, 1999
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   180      $ 5        $  (3)     $   182
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,094        5          (35)       1,064
States, municipalities and political subdivisions                       155        2           (1)         156
Foreign governments                                                     289        6          (14)         281
Public utilities                                                        865        7          (39)         833
All other corporate, including international                          5,646       18         (244)       5,420
All other corporate -- asset backed                                   4,103        5         (123)       3,985
Short-term investments                                                1,156       --           --        1,156
Certificates of deposit                                                 434       --          (12)         422
Redeemable preferred stock                                                1       --           (1)          --
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $13,923      $48        $(472)     $13,499
                                                                   ---------------------------------------------

                                                                              As of December 31, 1998
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   121      $  2       $  --      $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,001        23          (8)       1,016
States, municipalities and political subdivisions                       165         8          --          173
Foreign governments                                                     393        26          (7)         412
Public utilities                                                        844        33          (3)         874
All other corporate, including international                          5,469       260         (42)       5,687
All other corporate -- asset backed                                   4,155        58         (42)       4,171
Short-term investments                                                1,847        --          --        1,847
Certificates of deposit                                                 510        11          (6)         515
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,505      $421       $(108)     $14,818
                                                                   ---------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,454           $ 2,440
Over one year through five years                         4,874             4,787
Over five years through ten years                        3,072             2,940
Over ten years                                           3,523             3,332
                                                      ----------------------------
                                               TOTAL   $13,923           $13,499
                                                      ----------------------------

(F) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $3.4 billion, $3.2 billion and $4.2 billion, gross realized capital gains of $153, $103 and $169, gross realized capital losses (including writedowns) of $160, $131 and $176, respectively. Sales of equity security investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $7, $35 and $132 and gross realized capital gains of $2, $21 and $12, respectively, and no gross realized capital losses for all periods.

(G) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(H) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $5.5 billion and $6.2 billion ($3.9 billion and $3.9 billion related to the Company's investments, $1.6 billion and $2.3 billion on the Company's liabilities) as of December 31, 1999 and 1998, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1999 and 1998, segregated by major investment and liability category:

                                                          1999 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------
                                      Total    Issued    Purchased                 Interest Rate   Foreign      Total
                                     Carrying  Caps &   Caps, Floors                  Swaps &      Currency   Notional
           ASSETS HEDGED              Value    Floors    & Options    Futures (1)    Forwards     Swaps (2)    Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,049   $   --      $   --        $   --       $  911          $--      $  911
Anticipatory (3)                          --       --          --             5          112           --         117
Other bonds and notes                  7,294      494         611            --        1,676           80       2,861
Short-term investments                 1,156       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   13,499      494         611             5        2,699           80       3,889
Equity securities, policy loans and
 other investments                     4,585       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $18,084      494         611             5        2,699           80       3,889
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $16,004       --       1,150            --          430           --       1,580
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  494      $1,761        $    5       $3,129          $80      $5,469
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $  (22)     $    8        $   --       $  (30)         $ 2      $  (42)
                                     ----------------------------------------------------------------------------------

                                                        1998 -- Amount Hedged (Notional Amounts)
                                     -------------------------------------------------------------------------------
                                      Total    Issued    Purchased                Interest Rate   Foreign    Total
                                     Carrying  Caps &     Caps &                     Swaps &     Currency   Notional
           ASSETS HEDGED              Value    Floors     Floors     Futures (1)    Forwards     Swaps (2)   Amount
                                     -------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,187   $   44     $  243         $ 3         $  885         $--      $1,175
Anticipatory (3)                          --       --         --          --            235          --         235
Other bonds and notes                  7,683      461        597          18          1,300          90       2,466
Short-term investments                 1,948       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   14,818      505        840          21          2,420          90       3,876
Equity securities, policy loans and
 other investments                     6,979       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $21,797      505        840          21          2,420          90       3,876
                                     -------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $19,615       --      1,150          --          1,195          --       2,345
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  505     $1,990         $21         $3,615         $90      $6,221
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $   (6)    $   19         $--         $   27         $(7)     $   33
                                     -------------------------------------------------------------------------------

    (1) As of December 31, 1999 and 1998, approximately 100% and 5%, respectively, of the notional futures contracts expire within one year.

    (2) As of December 31, 1999 and 1998, approximately 28% and 11%, respectively, of foreign currency swaps expire within one year.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1999, the Company had $1.4 of net deferred losses on interest rate swaps and futures. The Company expects to basis adjust the entire loss in 2000. During 1999, $0.2 of new future activity was basis adjusted. As of December 31, 1998, the Company had no deferred gains for interest rate swaps.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1999 and 1998:

                                                                            BY DERIVATIVE TYPE
------------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1998                     Maturities/         December 31, 1999
                                                    Notional Amount    Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------------
        Caps                                             $1,912          $   --            $  148                  $1,764
        Floors                                              583              --               178                     405
        Swaps/Forwards                                    3,705             991             1,487                   3,209
        Futures                                              21             292               308                       5
        Options                                              --              86                --                      86
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
        Liability                                        $2,345          $   17            $  782                  $1,580
        Anticipatory                                        235             204               322                     117
        Asset                                             2,398             831               427                   2,802
        Portfolio                                         1,243             317               590                     970
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

    (1) During 1999, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1999 and 1998 were as follows:

                                                               1999               1998
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $13,499   $13,499  $14,818   $14,818
  Equity securities                                           56        56       31        31
  Policy loans                                             4,187     4,187    6,684     6,684
  Other investments                                          342       348      264       309
LIABILITIES
  Other policyholder funds (1)                            11,734    11,168   11,709    11,726
                                                         ------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $110.4 billion and $90.3 billion as of December 31, 1999 and 1998, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $101.7 billion and $80.6 billion as of December 31, 1999 and 1998, respectively, wherein the policyholder assumes substantially all the investment risk, and guaranteed separate accounts totaling $8.7 and $9.7 billion as of December 31, 1999 and 1998, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $860 and $1.8 billion as of December 31, 1999 and 1998, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $908 and $699 in 1999, 1998 and 1997, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.5% and 6.6% as of December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $8.7 billion and $9.5 billion in fixed maturities as of December 31, 1999 and 1998, respectively, and $0.2 billion of other invested assets as of December 31, 1998. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(96) and $40 in carrying value and $2.0 billion and $3.5 billion in notional amounts as of December 31, 1999 and 1998, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Statutory net income                                                 $  151         $  211         $  214
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,905         $1,676         $1,441
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2000, without prior regulatory approval, is estimated to be $190.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company's domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its insurance subsidiaries.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares or restricted stock, or any combination of the foregoing. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A and Class B Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K of the Company for the preceding year plus unused portions of such limit from prior years.

In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares awards. Performance shares awards of common stock granted under the Plan become payable upon the attainment of specific performance goals achieved over a three year period.

All options granted have an exercise price equal to the market price of the Company's stock on the date of grant and an option's maximum term is ten years. Certain non-performance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining non-performance based options become exercisable over a three year period commencing with the date of grant.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 120,694, 121,943 and 54,316 shares under the ESPP in 1999, 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $7.48 per share in 1999, $13.74 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in both 1999 and 1998, and $5 in 1997.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1999, 1998 and 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing or decreasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 in both 1999 and 1998, and $2 in 1997.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers, and monitoring for possible concentrations of credit risk. Hartford Life Insurance Company has no significant reinsurance related concentrations of credit risk.

The Company records a receivable for the portion of reinsured benefits paid and insurance liabilities. Reinsurance recoveries on ceded reinsurance contracts were $397, $300 and $418 for the years ended December 31, 1999, 1998 and 1997, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on premiums and other considerations is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Direct premiums and other considerations                             $2,660         $2,722         $2,164
Reinsurance assumed                                                      95            150            159
Reinsurance ceded                                                      (710)          (654)          (686)
                                                                     ------------------------------------
                           PREMIUMS AND OTHER CONSIDERATIONS         $2,045         $2,218         $1,637
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $119, $132 and $80 in 1999, 1998 and 1997, respectively, and accident and health premium of $430, $379, and $335, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9, $13 and $18 of premium from HLA in 1999, 1998 and 1997, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, the Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated federal income tax return. The life insurance companies will file a separate consolidated federal income tax return for 1997 and 1998 and intend to file a separate consolidated federal income tax return for 1999. The Company's effective tax rate was 35%, 35% and 36% in 1999, 1998 and 1997, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Current                                                              $(50)        $307         $162
Deferred                                                              241         (119)           5
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $191         $188         $167
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $193         $188         $164
Other                                                                  (2)          --            3
                                                                     ------------------------------
                                                       TOTAL         $191         $188         $167
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      1999    1998
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 720   $ 751
Financial statement deferred policy acquisition costs and
 reserves                                                                11     103
Employee benefits                                                        (3)      4
Net unrealized capital losses (gains) on securities                     138     (98)
Investments and other                                                  (407)   (296)
                                                              ---------------------
                                                       TOTAL          $ 459   $ 464
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $56 as of December 31, 1999 and a current tax payable of $65 as of December 31, 1998.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 1999.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47 in both 1999 and 1998 and $39 in 1997.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $2, $9 and $15 in 1999, 1998 and 1997, respectively, of which $1 in 1999 and $4 in both 1998 and 1997 were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $9 in 1999 and $7 in both 1998 and 1997. Future minimum rental commitments are as follows:

2000                                                          $     14
2001                                                                14
2002                                                                13
2003                                                                12
2004                                                                12
Thereafter                                                          62
                                                              --------
                                                       TOTAL  $    127
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $9 in each of the years ended December 31, 1999, 1998 and 1997.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life's 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open tax years.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, mutual funds, retirement plan services other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables outlines summarized financial information concerning the Company's segments.

                                                         Investment  Individual
1999                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                            $  1,884     $  574    $   830   $  112  $  3,400
Net investment income                                          699        169        431       60     1,359
Amortization of deferred policy acquisition costs              411        128         --       --       539
Income tax expense (benefit)                                   159         37         15      (20)      191
Net income (loss)                                              300         68         28      (35)      361
Assets                                                     106,352      5,962     20,198    2,453   134,965

                                                         Investment  Individual
1998                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                             $ 1,779     $  543    $ 1,567   $   86  $  3,975
Net investment income                                          736        181        793       49     1,759
Amortization of deferred policy acquisition costs              326        105         --       --       431
Income tax expense (benefit)                                   145         35         12       (4)      188
Net income (loss)                                              270         64         24       (8)      350
Assets                                                      87,207      5,228     22,631    3,197   118,263

                                                         Investment  Individual
1997                                                      Products      Life       COLI    Other    Total
                                                         -------------------------------------------------
Total revenues                                             $ 1,510     $  487    $   980   $   32  $ 3,009
Net investment income                                          739        164        429       36    1,368
Amortization of deferred policy acquisition costs              250         83         --        2      335
Income tax expense                                             111         30         15       11      167
Net income                                                     206         55         27       14      302
Assets                                                      72,288      4,914     17,800    2,743   97,745

14. QUARTERLY RESULTS FOR 1999 AND 1998 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,           June 30,          September 30,       December 31,
                                     ------------------------------------------------------------------------------
                                       1999      1998      1999      1998      1999      1998      1999       1998
                                     ------------------------------------------------------------------------------
Revenues                               $838      $915      $853      $721      $846      $826      $863     $1,513
Benefits, claims and expenses           703       787       722       591       695       688       728      1,371
Net income                               88        83        85        85       100        89        88         93

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   180   $   182       $   182
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                       1,094     1,064         1,064
  States, municipalities and political subdivisions                   155       156           156
  Foreign governments                                                 289       281           281
  Public utilities                                                    865       833           833
  All other corporate, including international                      5,646     5,420         5,420
  All other corporate -- asset backed                               4,103     3,985         3,985
  Short-term investments                                            1,156     1,156         1,156
  Certificates of deposit                                             434       422           422
  Redeemable preferred stock                                            1        --            --
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       13,923    13,499        13,499
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         49        56            56
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           49        56            56
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       13,972    13,555        13,555
                                                                  ------------------------------------
Policy Loans                                                        4,187     4,187         4,187
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       198       198           198
  Other invested assets                                               127       150           144
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          325       348           342
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,484   $18,090       $18,084
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                                         Net      Benefits,
                                  Deferred                                                             Realized   Claims and
                                   Policy       Future       Other          Premiums         Net       Capital      Claim
                                 Acquisition    Policy    Policyholder     and Other      Investment    Gains     Adjustment
Segment                             Costs      Benefits      Funds       Considerations     Income     (Losses)    Expenses
                                 -------------------------------------------------------------------------------------------

1999
Investment Products                $3,099       $2,744      $ 8,859          $1,185         $  699       $--        $  660
Individual Life                       914          270        1,880             405            169        --           254
Corporate Owned Life Insurance         --          321        5,244             399            431        --           621
Other                                  --          997           21              56             60        (4)           39
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $4,013       $4,332      $16,004          $2,045         $1,359       $(4)       $1,574
                                 -------------------------------------------------------------------------------------------
1998
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,823       $2,407      $ 9,194          $1,043         $  736       $--        $  670
Individual Life                       931          466        2,307             363            181        (1)          262
Corporate Owned Life Insurance         --          225        8,097             774            793        --           924
Other                                  --          497           17              38             49        (1)           55
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,754       $3,595      $19,615          $2,218         $1,759       $(2)       $1,911
                                 -------------------------------------------------------------------------------------------
1997
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,478       $2,070      $ 9,620          $  771         $  739       $--        $  677
Individual Life                       837          392        2,182             323            164        --           242
Corporate Owned Life Insurance         --           56        9,259             551            429        --           439
Other                                  --          541          (27)             (8)            36         4            21
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,315       $3,059      $21,034          $1,637         $1,368       $ 4        $1,379
                                 -------------------------------------------------------------------------------------------

                                 Amortization
                                 of Deferred
                                    Policy
                                 Acquisition    Dividends to     Other
Segment                             Costs       Policyholders   Expenses
                                 ---------------------------------------
1999
Investment Products                  $411           $ --          $354
Individual Life                       128             --            87
Corporate Owned Life Insurance         --            104            62
Other                                  --             --           128
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $539           $104          $631
                                 ---------------------------------------
1998
                                 ---------------------------------------
Investment Products                  $326           $ --          $368
Individual Life                       105             --            77
Corporate Owned Life Insurance         --            329           278
Other                                  --             --            43
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $431           $329          $766
                                 ---------------------------------------
1997
                                 ---------------------------------------
Investment Products                  $250           $ --          $266
Individual Life                        83             --            77
Corporate Owned Life Insurance         --            240           259
Other                                   2             --           (16)
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $335           $240          $586
                                 ---------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593         6.2%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021         4.2%
Accident and health insurance                 448           435                11             24        45.8%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,660      $    710           $    95       $  2,045         4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
                                         ------------------------------------------------------------------------
Life insurance in force                  $326,400      $200,782           $18,289        143,907        12.7%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,329      $    271               142       $  2,200         6.5%
Accident and health insurance                 393           383                 8             18        44.4%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722      $    654               150       $  2,218         6.8%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                         ------------------------------------------------------------------------
Life insurance in force                  $245,487      $178,771           $33,156       $ 99,872        33.2%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  1,818      $    340           $   157       $  1,635         9.6%
Accident and health insurance                 346           346                 2              2       100.0%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164      $    686           $   159       $  1,637         9.7%
                                         ------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (b)  Principal Underwriting Agreement.(2)

     (c)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

     (d) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(2)

     (g)  Form of Reinsurance Contract.(4)

     (h)  Form of Participation Agreement.(4)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Deanne Osgood, FSA, MAAA.

     (m)  Not Applicable.

--------
(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83654, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83654, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.
(3) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-83654, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 15, 1997.
(4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-52645, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 13, 2000.

    (n)   Consent of Arthur Andersen LLP, Independent Public Accountants.

    (o)   No financial statement will be omitted.

    (p)   Not Applicable.

    (q)   Memorandum describing transfer and redemption procedures.(1)

    (r)   Power of Attorney.

    (s)   Organizational Chart.

Item 28.  Officers and Directors.

--------------------------------------------------------------------------------
NAME                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------
David A. Carlson             Vice President
--------------------------------------------------------------------------------
Peter W. Cummins             Senior Vice President
--------------------------------------------------------------------------------
Bruce W. Ferris              Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch             Vice President and Actuary
--------------------------------------------------------------------------------
Mary Jane B. Fortin          Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------
David T. Foy                 Senior Vice President, Chief Financial Officer and
                             Treasurer, Director*
--------------------------------------------------------------------------------
Lynda Godkin                 Senior Vice President, General Counsel and
                             Corporate Secretary, Director*
--------------------------------------------------------------------------------
Lois W. Grady                Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce             Senior Vice President
--------------------------------------------------------------------------------
Michael D. Keeler            Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner            Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra              President, Director*
--------------------------------------------------------------------------------
Deanne Osgood                Vice President
--------------------------------------------------------------------------------
Craig R. Raymond             Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
Donald A. Salama             Vice President
--------------------------------------------------------------------------------
Lowndes A. Smith             Chief Executive Officer, Director*
--------------------------------------------------------------------------------
David M. Znamierowski        Senior Vice President and Chief Investment Officer,
                             Director*
--------------------------------------------------------------------------------

     Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.
-------------------
  *Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit(s).

Item 30:  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account One
             Hartford Life Insurance Company - Separate Account Two
             Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
             Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
             Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
             Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
             Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
             Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
             Hartford Life Insurance Company - Separate Account Three
             Hartford Life Insurance Company - Separate Account Five
             Hartford Life Insurance Company - Separate Account Seven
             Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
              Manager Trust Separate Account Two
             Hartford Life and Annuity Insurance Company - Separate Account
             Three
             Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven
             Hart Life Insurance Company VA - Separate Account One
             Hart Life Insurance Company VL - Separate Account Two
             American Maturity Life Insurance Company - Separate Account AMLVA

             Servus Life Insurance Company of America VA - Separate Account One Servus Life Insurance Company of America VL - Separate Account Two

        (b)  Directors and Officers of HSD

             Name and Principal  Positions and Offices
              Business Address    With  Underwriter
             ------------------  ---------------------
           David A. Carlson      Vice President
           Peter W. Cummins      Senior Vice President
           David T. Foy          Treasurer
           Lynda Godkin          Senior Vice President, General Counsel and
                                 Corporate Secretary
           George R. Jay         Controller
           Robert A. Kerzner     Executive Vice President
           Thomas M. Marra       Executive Vice President, Director
           Paul E. Olson         Supervising Registered Principal
           Lowndes A. Smith      President and Chief Executive Officer, Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the day of April 11, 2000.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By: David T. Foy                                    *By: /s/ Marianne O'Doherty
     -------------------------------------               ----------------------
     David T. Foy, Senior Vice President & Treasurer     Marianne O'Doherty
                                                         Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     -----------------------------------------------
     David T. Foy, Senior Vice President & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President, Director*
Lowndes A. Smith, Chief Executive Officer,
     Director*
Raymond P. Welnicki, Senior Vice President,
     Director*                                      *By: /s/ Marianne O'Doherty
Lizabeth H. Zlatkus, Executive Vice President,          ------------------------
     Director*                                          Marianne O'Doherty
David M. Znamierowski, Senior Vice President and        Attorney-In-Fact
     Chief Investment Officer, Director*
                                                        Dated: April 11, 2000

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Opinion and Consent of Deanne Osgood, FSA, MAAA.

1.3  Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4  Power of Attorney.

1.5  Organizational Chart.